UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03826
AIM Sector Funds (Invesco Sector Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco Comstock Fund
Class A: ACSTX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class A)	$89	0.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 27.71%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class A) —including sales charge	20.69%	11.32%	11.90%
Invesco Comstock Fund (Class A) —excluding sales charge	27.71%	12.59%	12.53%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-A
Invesco Comstock Fund

Invesco Comstock Fund
Class C: ACSYX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class C)	$172	1.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 26.79%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class C) —including sales charge	25.79%	11.77%	11.87%
Invesco Comstock Fund (Class C) —excluding sales charge	26.79%	11.77%	11.87%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-C
Invesco Comstock Fund

Invesco Comstock Fund
Class R: ACSRX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R)	$117	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 27.42%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R)	27.42%	12.31%	12.25%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-R
Invesco Comstock Fund

Invesco Comstock Fund
Class Y: ACSDX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class Y)	$60	0.53%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 28.05%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class Y)	28.05%	12.87%	12.82%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-Y
Invesco Comstock Fund

Invesco Comstock Fund
Class R5: ACSHX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R5)	$56	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 28.14%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R5)	28.14%	12.92%	12.88%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-R5
Invesco Comstock Fund

Invesco Comstock Fund
Class R6: ICSFX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R6)	$48	0.42%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 28.20%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R6)	28.20%	13.00%	12.97%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-COM-AR-R6
Invesco Comstock Fund

Invesco Comstock Select Fund
Class A: CGRWX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class A)	$105	0.92%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 28.56%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class A) —including sales charge	21.49%	10.54%	11.30%
Invesco Comstock Select Fund (Class A) —excluding sales charge	28.56%	11.80%	11.94%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Value Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-A
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class C: CGRCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class C)	$191	1.68%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 27.59%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class C) —including sales charge	26.59%	10.94%	11.26%
Invesco Comstock Select Fund (Class C) —excluding sales charge	27.59%	10.94%	11.26%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Value Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-C
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R: CGRNX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R)	$135	1.18%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 28.21%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R)	28.21%	11.50%	11.65%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Value Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-R
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class Y: CGRYX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class Y)	$78	0.68%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 28.88%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class Y)	28.88%	12.06%	12.21%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Value Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-Y
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R5: IOVVX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R5)	$68	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 29.01%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R5)	29.01%	12.18%	12.21%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Value Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-R5
Invesco Comstock Select Fund

Invesco Comstock Select Fund
Class R6: OGRIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R6)	$68	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 28.97%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R6)	28.97%	12.17%	12.35%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Value Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-VAL-AR-R6
Invesco Comstock Select Fund

Invesco Dividend Income Fund
Class A: IAUTX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class A)	$101	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 22.68%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class A) —including sales charge	15.89%	7.92%	7.75%
Invesco Dividend Income Fund (Class A) —excluding sales charge	22.68%	9.14%	8.37%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-A
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class C: IUTCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class C)	$185	1.67%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 21.73%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class C) —including sales charge	20.73%	8.32%	7.71%
Invesco Dividend Income Fund (Class C) —excluding sales charge	21.73%	8.32%	7.71%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-C
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R: IRTCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R)	$130	1.17%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 22.32%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R)	22.32%	8.86%	8.09%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of the Fund's Investor Class shares restated to reflect the higher 12b-1 fees applicable to Class R shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-R
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class Y: IAUYX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class Y)	$75	0.67%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 22.98%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class Y)	22.98%	9.41%	8.63%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-Y
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Investor Class: FSTUX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Investor Class)	$102	0.92%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Investor Class shares of the Fund returned 22.63%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Investor Class)	22.63%	9.14%	8.36%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-INV
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R5: FSIUX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R5)	$74	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 22.98%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R5)	22.98%	9.44%	8.67%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-R5
Invesco Dividend Income Fund

Invesco Dividend Income Fund
Class R6: IFUTX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R6)	$66	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 23.03%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R6)	23.03%	9.52%	8.76%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-DIVI-AR-R6
Invesco Dividend Income Fund

Invesco Energy Fund
Class A: IENAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class A)	$159	1.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 60.13%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class A) —including sales charge	51.32%	23.72%	6.30%
Invesco Energy Fund (Class A) —excluding sales charge	60.13%	25.14%	6.90%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-A
Invesco Energy Fund

Invesco Energy Fund
Class C: IEFCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class C)	$255	1.97%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 58.93%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class C) —including sales charge	57.93%	24.20%	6.27%
Invesco Energy Fund (Class C) —excluding sales charge	58.93%	24.20%	6.27%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-C
Invesco Energy Fund
Invesco Energy Fund
Class R: IEFRX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R)	$175	1.47%
▼	For the period September 30, 2025 (commencement of operations) to April 30, 2026. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 59.67%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R)	59.67%	24.82%	6.63%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-R
Invesco Energy Fund

Invesco Energy Fund
Class Y: IENYX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class Y)	$126	0.97%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 60.53%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class Y)	60.53%	25.45%	7.17%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-Y
Invesco Energy Fund

Invesco Energy Fund
Investor Class: FSTEX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Investor Class)	$159	1.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Investor Class shares of the Fund returned 60.12%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Investor Class)	60.12%	25.12%	6.90%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-INV
Invesco Energy Fund

Invesco Energy Fund
Class R5: IENIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R5)	$117	0.90%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 60.62%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R5)	60.62%	25.57%	7.35%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-R5
Invesco Energy Fund

Invesco Energy Fund
Class R6: IENSX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R6)	$108	0.83%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 60.77%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R6)	60.77%	25.65%	7.35%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-ENE-AR-R6
Invesco Energy Fund

Invesco Gold & Special Minerals Fund
Class A: OPGSX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class A)	$131	0.94%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 79.44%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class A) —including sales charge	69.57%	17.51%	14.51%
Invesco Gold & Special Minerals Fund (Class A) —excluding sales charge	79.44%	18.84%	15.16%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-A
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class C: OGMCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class C)	$236	1.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 78.08%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class C) —including sales charge	77.08%	17.95%	14.47%
Invesco Gold & Special Minerals Fund (Class C) —excluding sales charge	78.08%	17.95%	14.47%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-C
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R: OGMNX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R)	$167	1.20%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 78.94%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R)	78.94%	18.55%	14.86%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%
Effective after the close of business on May 24, 2019, Class R shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund) were reorganized into Class R shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class R shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-R
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class Y: OGMYX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class Y)	$98	0.70%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 79.89%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class Y)	79.89%	19.14%	15.44%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-Y
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R5: IOGYX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R5)	$92	0.66%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 79.99%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R5)	79.99%	19.23%	15.43%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Gold & Special Minerals Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-R5
Invesco Gold & Special Minerals Fund

Invesco Gold & Special Minerals Fund
Class R6: OGMIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R6)	$83	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 80.12%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R6)	80.12%	19.31%	15.63%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%
Effective after the close of business on May 24, 2019, Class I shares of Oppenheimer Gold & Special Minerals Fund (the predecessor fund) were reorganized into Class R6 shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-GSM-AR-R6
Invesco Gold & Special Minerals Fund

Invesco Small Cap Value Fund
Class A: VSCAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class A)	$138	1.05%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 61.95%. For the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class A) —including sales charge	53.03%	17.67%	16.28%
Invesco Small Cap Value Fund (Class A) —excluding sales charge	61.95%	19.01%	16.93%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-AR-A
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class C: VSMCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class C)	$235	1.80%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 60.78%. For the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class C) —including sales charge	59.78%	18.13%	16.26%
Invesco Small Cap Value Fund (Class C) —excluding sales charge	60.78%	18.13%	16.26%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-AR-C
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class R: VSRAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R)	$170	1.30%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 61.58%. For the same time the Benchmark returned 46.34%. The Fund outperformed the Russell 2000® Value Index (the "Benchmark") primarily due to an overweight position and strong stock selection in IT, the largest contributor to absolute performance. Selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from the relative return. The Fund's cash holding, while just 3% on average, also detracted in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R)	61.58%	18.71%	16.63%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%
Class R shares incepted on April 17, 2020. Performance shown prior to that date is that of the Fund's Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-AR-R
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class Y: VSMIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class Y)	$105	0.80%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 62.41%. or the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class Y)	62.41%	19.31%	17.23%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-AR-Y
Invesco Small Cap Value Fund

Invesco Small Cap Value Fund
Class R6: SMVSX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R6)	$89	0.68%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 62.59%. For the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R6)	62.59%	19.47%	17.36%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%
Class R6 shares incepted on February 7, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-SCV-AR-R6
Invesco Small Cap Value Fund

Invesco Technology Fund
Class A: ITYAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class A)	$135	1.00%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 69.59%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class A) —including sales charge	60.20%	12.05%	18.63%
Invesco Technology Fund (Class A) —excluding sales charge	69.59%	13.32%	19.30%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-A
Invesco Technology Fund

Invesco Technology Fund
Class C: ITHCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class C)	$235	1.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 68.35%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class C) —including sales charge	67.30%	12.48%	18.58%
Invesco Technology Fund (Class C) —excluding sales charge	68.35%	12.48%	18.58%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-C
Invesco Technology Fund

Invesco Technology Fund
Class R: ITYRX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R)	$141	1.25%
▼	For the period September 30, 2025 (commencement of operations) to April 30, 2026. Expenses for a full reporting period would be higher.
*	Annualized.
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 69.07%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R)	69.07%	13.03%	19.00%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-R
Invesco Technology Fund

Invesco Technology Fund
Class Y: ITYYX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class Y)	$101	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 70.04%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class Y)	70.04%	13.60%	19.60%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-Y
Invesco Technology Fund

Invesco Technology Fund
Investor Class: FTCHX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Investor Class)	$121	0.90%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Investor Class shares of the Fund returned 69.76%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Investor Class)	69.76%	13.44%	19.42%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-INV
Invesco Technology Fund

Invesco Technology Fund
Class R5: FTPIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R5)	$97	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 70.07%. For the same time period, the S&P North American Sector Technology Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R5)	70.07%	13.66%	19.72%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-R5
Invesco Technology Fund

Invesco Technology Fund
Class R6: FTPSX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R6)	$88	0.65%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 70.21%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R6)	70.21%	13.74%	19.72%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
I-TEC-AR-R6
Invesco Technology Fund

Invesco Value Opportunities Fund
Class A: VVOAX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class A)	$126	1.00%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 52.67%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class A) —including sales charge	44.30%	16.57%	14.93%
Invesco Value Opportunities Fund (Class A) —excluding sales charge	52.67%	17.90%	15.58%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-A
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class C: VVOCX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class C)	$220	1.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 51.55%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class C) —including sales charge	50.46%	17.02%	14.93%
Invesco Value Opportunities Fund (Class C) —excluding sales charge	51.55%	17.02%	14.93%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-C
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R: VVORX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R)	$158	1.25%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 52.27%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R)	52.27%	17.61%	15.30%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-R
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class Y: VVOIX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class Y)	$95	0.75%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 53.04%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class Y)	53.04%	18.19%	15.88%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-Y
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R5: VVONX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R5)	$91	0.72%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 53.08%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R5)	53.08%	18.25%	15.99%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-R5
Invesco Value Opportunities Fund

Invesco Value Opportunities Fund
Class R6: VVOSX
ANNUAL SHAREHOLDER REPORT | April 30, 2026
This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R6)	$82	0.65%
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 53.18%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R6)	53.18%	18.33%	16.00%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-VOPP-AR-R6
Invesco Value Opportunities Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended April 30, 2026.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2026	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025

Audit Fees	$ 305,819	$ 299,525
Audit-Related Fees(1)	$ 10,379	$ 0
Tax Fees(2)	$ 214,102	$ 207,211
All Other Fees	$ 0	$ 0
Total Fees	$ 530,300	$ 506,736
(1)	Audit-Related Fees for the fiscal year ended 2026 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2026 and 2025 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax, year-to-date estimates for various book-to-tax differences and other tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2026 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,092,000	$ 1,177,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,092,000	$ 1,177,000

(1) Audit-Related Fees for the fiscal years ended 2026 and 2025 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,783,000 for the fiscal year ended April 30, 2026 and $6,410,000 for the fiscal year ended April 30, 2025. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,089,102 for the fiscal year ended April 30, 2026 and $7,794,211 for the fiscal year ended April 30, 2025.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
April 30, 2026
Invesco Comstock Fund
Nasdaq:
A: ACSTX ■ C: ACSYX ■ R: ACSRX ■ Y: ACSDX ■ R5: ACSHX ■ R6: ICSFX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Tax Information
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–93.87%
Aerospace & Defense–1.34%
Textron, Inc.	2,003,123	$192,219,684
Air Freight & Logistics–1.89%
FedEx Corp.	673,442	271,605,893
Asset Management & Custody Banks–1.90%
State Street Corp.	1,783,862	272,645,468
Biotechnology–1.12%
Regeneron Pharmaceuticals, Inc.	227,473	160,837,059
Brewers–1.01%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,922,790	145,289,038
Broadline Retail–0.96%
eBay, Inc.	1,335,954	138,244,520
Building Products–1.60%
Johnson Controls International PLC	1,573,674	229,803,614
Cable & Satellite–1.02%
Charter Communications, Inc., Class A(b)(c)	546,585	90,279,445
Comcast Corp., Class A	2,063,061	55,785,169
		146,064,614
Communications Equipment–2.95%
Cisco Systems, Inc.	3,768,981	344,861,762
F5, Inc.(b)	244,389	79,157,597
		424,019,359
Construction Machinery & Heavy Transportation Equipment– 2.80%
Caterpillar, Inc.	254,401	226,444,874
Westinghouse Air Brake Technologies Corp.	651,444	175,818,221
		402,263,095
Consumer Finance–0.55%
Capital One Financial Corp.	411,856	78,788,053
Diversified Banks–8.81%
Bank of America Corp.	9,072,834	485,033,706
Citigroup, Inc.	1,885,884	241,355,434
Fifth Third Bancorp(c)	4,129,295	209,603,014
Wells Fargo & Co.	3,991,777	328,243,823
		1,264,235,977
Electric Utilities–0.84%
Evergy, Inc.	1,461,052	121,033,548
Electrical Components & Equipment–3.42%
Eaton Corp. PLC	586,589	253,998,903
Emerson Electric Co.(c)	1,688,750	237,168,050
		491,166,953
Fertilizers & Agricultural Chemicals–0.27%
Corteva, Inc.(c)	481,331	38,992,624
Shares		Value
Footwear–1.13%
NIKE, Inc., Class B	3,652,922	$162,043,620
Health Care Distributors–0.68%
Henry Schein, Inc.(b)(c)	1,299,104	96,900,167
Health Care Equipment–1.95%
Becton, Dickinson and Co.(c)	636,325	94,837,878
GE HealthCare Technologies, Inc.	1,220,468	74,253,273
Medtronic PLC	1,371,833	111,077,318
		280,168,469
Health Care Services–2.55%
CVS Health Corp.	4,395,712	366,118,853
Hotels, Resorts & Cruise Lines–0.38%
Booking Holdings, Inc.	325,298	54,767,171
Household Products–2.38%
Clorox Co. (The)(c)	1,517,257	146,324,265
Reckitt Benckiser Group PLC (United Kingdom)	3,081,722	196,085,542
		342,409,807
Integrated Oil & Gas–5.02%
Chevron Corp.	1,599,391	309,178,274
Exxon Mobil Corp.	561,678	86,683,766
Occidental Petroleum Corp.	1,233,023	74,696,534
Suncor Energy, Inc. (Canada)	3,651,018	249,948,692
		720,507,266
Interactive Media & Services–5.23%
Alphabet, Inc., Class A	1,521,309	585,399,703
Meta Platforms, Inc., Class A	269,758	165,067,618
		750,467,321
Investment Banking & Brokerage–0.30%
Goldman Sachs Group, Inc. (The)	46,420	42,881,403
IT Consulting & Other Services–1.11%
Cognizant Technology Solutions Corp., Class A	3,003,282	158,873,618
Life & Health Insurance–0.86%
MetLife, Inc.	1,545,699	123,810,490
Life Sciences Tools & Services–1.17%
ICON PLC(b)	776,063	91,831,535
IQVIA Holdings, Inc.(b)	483,768	76,614,338
		168,445,873
Managed Health Care–3.59%
Elevance Health, Inc.	640,475	241,087,600
Humana, Inc.	267,985	63,362,373
UnitedHealth Group, Inc.	567,937	210,409,300
		514,859,273
Movies & Entertainment–1.35%
Universal Music Group N.V. (Netherlands)	2,339,323	49,049,973
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Comstock Fund

Shares		Value
Movies & Entertainment–(continued)
Walt Disney Co. (The)	1,395,439	$144,776,796
		193,826,769
Multi-Utilities–2.96%
Dominion Energy, Inc.	2,709,598	174,769,071
Sempra	2,624,023	249,597,068
		424,366,139
Oil & Gas Equipment & Services–0.82%
Tenaris S.A.	3,689,493	117,773,577
Oil & Gas Exploration & Production–3.19%
ConocoPhillips	1,738,925	218,721,986
Devon Energy Corp.	3,216,653	165,239,465
EQT Corp.	1,229,702	73,880,496
		457,841,947
Paper & Plastic Packaging Products & Materials–1.06%
International Paper Co.	4,994,843	151,943,124
Pharmaceuticals–6.02%
AstraZeneca PLC (United Kingdom)	710,966	134,886,040
Johnson & Johnson	679,533	156,190,660
Merck & Co., Inc.	2,558,929	279,383,868
Novo Nordisk A/S, Class B (Denmark)	2,510,349	106,780,037
Sanofi S.A., ADR	4,026,820	187,569,276
		864,809,881
Property & Casualty Insurance–2.03%
Allstate Corp. (The)	492,511	107,002,940
American International Group, Inc.	2,461,452	184,116,610
		291,119,550
Regional Banks–3.89%
Citizens Financial Group, Inc.	3,102,913	201,844,491
Huntington Bancshares, Inc.	13,725,253	230,035,240
M&T Bank Corp.(c)	576,261	125,987,942
		557,867,673
Research & Consulting Services–1.17%
TransUnion	2,360,808	167,617,368
Restaurants–3.11%
Domino’s Pizza, Inc.(c)	481,292	163,360,131
Restaurant Brands International, Inc. (Canada)	1,986,643	160,309,154
Starbucks Corp.	1,168,447	123,072,522
		446,741,807
Semiconductors–3.91%
Intel Corp.(b)	1,895,932	179,127,655
Micron Technology, Inc.	27,290	14,113,297
NXP Semiconductors N.V. (Netherlands)	909,146	266,916,174
QUALCOMM, Inc.	564,101	101,301,258
		561,458,384
Shares		Value
Single-Family Residential REITs–0.54%
Invitation Homes, Inc.	2,692,698	$77,468,921
Soft Drinks & Non-alcoholic Beverages–1.00%
Coca-Cola Co. (The)	1,822,925	143,573,573
Specialty Chemicals–1.11%
International Flavors & Fragrances, Inc.(c)	2,276,083	159,781,027
Systems Software–2.46%
Microsoft Corp.	866,872	353,493,064
Telecom Tower REITs–0.80%
SBA Communications Corp., Class A	521,989	115,463,967
Tobacco–1.62%
Philip Morris International, Inc. (Switzerland)	1,408,375	232,480,461
Total Common Stocks & Other Equity Interests (Cost $8,328,611,219)		13,477,090,062

Exchange-Traded Funds–0.86%
Invesco Comstock Contrarian Equity ETF (Cost $100,761,338)(c)(d)	3,907,580	123,315,800
Money Market Funds–4.81%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	241,795,909	241,795,909
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	448,685,394	448,685,394
Total Money Market Funds (Cost $690,481,303)		690,481,303
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.54% (Cost $9,119,853,860)		14,290,887,165
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.30%
Invesco Private Government Fund, 3.63%(d)(e)(f)	52,277,629	52,277,629
Invesco Private Prime Fund, 3.78%(d)(e)(f)	135,172,182	135,185,699
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $187,467,631)		187,463,328
TOTAL INVESTMENTS IN SECURITIES–100.84% (Cost $9,307,321,491)		14,478,350,493
OTHER ASSETS LESS LIABILITIES—(0.84)%		(120,938,340)
NET ASSETS–100.00%		$14,357,412,153
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
REIT	– Real Estate Investment Trust
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Comstock Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Invesco Comstock Contrarian Equity ETF	$-	$105,374,116	$(5,218,135)	$22,554,462	$605,357	$123,315,800	$2,205,562
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	136,938,919	755,289,590	(650,432,600)	-	-	241,795,909	6,172,135
Invesco Treasury Portfolio, Institutional Class	253,950,983	1,402,680,668	(1,207,946,257)	-	-	448,685,394	11,337,734
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,554,815	1,596,231,479	(1,555,508,665)	-	-	52,277,629	2,457,755*
Invesco Private Prime Fund	30,133,600	3,440,262,967	(3,335,194,448)	(1,613)	(14,807)	135,185,699	6,787,169*
Total	$432,578,317	$7,299,838,820	$(6,754,300,105)	$22,552,849	$590,550	$1,001,260,431	$28,960,355

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/29/2026	J.P. Morgan Chase Bank, N.A.	USD	3,449,834	GBP	2,551,310	$21,773
Currency Risk
05/29/2026	Deutsche Bank AG	GBP	125,092,710	USD	169,343,881	(871,726)
05/29/2026	Royal Bank of Canada	CAD	271,799,139	USD	199,761,094	(569,098)
05/29/2026	Royal Bank of Canada	EUR	214,463,142	USD	251,758,926	(229,395)
Subtotal—Depreciation						(1,670,219)
Total Forward Foreign Currency Contracts						$(1,648,446)

Abbreviations:
CAD	– Canadian Dollar
EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Comstock Fund

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $8,328,611,219)*	$13,477,090,062
Investments in affiliates, at value (Cost $978,710,272)	1,001,260,431
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	21,773
Foreign currencies, at value (Cost $3,141)	3,148
Receivable for:
Investments sold	75,941,731
Fund shares sold	12,847,875
Dividends	13,393,541
Investment for trustee deferred compensation and retirement plans	934,414
Other assets	231,783
Total assets	14,581,724,758
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,670,219
Payable for:
Investments purchased	20,413,470
Fund shares reacquired	8,326,812
Collateral upon return of securities loaned	187,467,631
Accrued fees to affiliates	5,156,143
Accrued trustees’ and officers’ fees and benefits	13,513
Accrued other operating expenses	287,654
Trustee deferred compensation and retirement plans	977,163
Total liabilities	224,312,605
Net assets applicable to shares outstanding	$14,357,412,153
Net assets consist of:
Shares of beneficial interest	$8,771,746,395
Distributable earnings	5,585,665,758
$14,357,412,153
Net Assets:
Class A	$7,675,966,708
Class C	$105,415,967
Class R	$175,308,604
Class Y	$3,517,363,277
Class R5	$416,864,503
Class R6	$2,466,493,094
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	233,718,651
Class C	3,205,541
Class R	5,335,592
Class Y	107,132,562
Class R5	12,714,371
Class R6	75,276,113
Class A:
Net asset value per share	$32.84
Maximum offering price per share (Net asset value of $32.84 ÷ 94.50%)	$34.75
Class C:
Net asset value and offering price per share	$32.89
Class R:
Net asset value and offering price per share	$32.86
Class Y:
Net asset value and offering price per share	$32.83
Class R5:
Net asset value and offering price per share	$32.79
Class R6:
Net asset value and offering price per share	$32.77

*	At April 30, 2026, securities with an aggregate value of $188,405,729 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Comstock Fund

Statement of Operations
For the year ended April 30, 2026
Investment income:
Dividends (net of foreign withholding taxes of $4,692,151)	$291,436,554
Dividends from affiliates (includes net securities lending income of $721,607)	20,437,038
Foreign withholding tax claims	810,581
Total investment income	312,684,173
Expenses:
Advisory fees	48,370,874
Administrative services fees	1,814,188
Custodian fees	7,528
Distribution fees:
Class A	17,917,648
Class C	1,005,721
Class R	795,007
Transfer agent fees — A, C, R and Y	14,255,330
Transfer agent fees — R5	408,605
Transfer agent fees — R6	661,018
Trustees’ and officers’ fees and benefits	121,117
Registration and filing fees	270,492
Reports to shareholders	665,465
Professional services fees	169,189
Other	119,429
Total expenses	86,581,611
Less: Fees waived and/or expenses reimbursed	(864,028)
Net expenses	85,717,583
Net investment income	226,966,590
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	970,337,194
Affiliated investment securities	590,550
Foreign currencies	(257,664)
Forward foreign currency contracts	(21,295,836)
949,374,244
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,946,147,326
Affiliated investment securities	22,552,849
Foreign currencies	(51,702)
Forward foreign currency contracts	14,715,992
1,983,364,465
Net realized and unrealized gain	2,932,738,709
Net increase in net assets resulting from operations	$3,159,705,299
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Comstock Fund

Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income	$226,966,590	$209,416,062
Net realized gain	949,374,244	970,258,737
Change in net unrealized appreciation (depreciation)	1,983,364,465	(402,924,084)
Net increase in net assets resulting from operations	3,159,705,299	776,750,715
Distributions to shareholders from distributable earnings:
Class A	(609,004,190)	(636,789,377)
Class C	(7,829,748)	(8,580,379)
Class R	(13,144,119)	(13,496,605)
Class Y	(260,749,305)	(241,617,288)
Class R5	(34,731,994)	(40,423,990)
Class R6	(199,458,734)	(189,819,692)
Total distributions from distributable earnings	(1,124,918,090)	(1,130,727,331)
Share transactions–net:
Class A	90,097,616	168,637,086
Class C	(3,735,108)	(2,638,560)
Class R	9,851,410	6,433,725
Class Y	530,057,435	397,385,583
Class R5	(33,804,311)	(14,392,750)
Class R6	186,778,765	202,321,622
Net increase in net assets resulting from share transactions	779,245,807	757,746,706
Net increase in net assets	2,814,033,016	403,770,090
Net assets:
Beginning of year	11,543,379,137	11,139,609,047
End of year	$14,357,412,153	$11,543,379,137
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Comstock Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$27.99	$0.51	$7.05	$7.56	$(0.51)	$(2.20)	$(2.71)	$32.84	27.71%	$7,675,967	0.78%	0.79%	1.63%	31%
Year ended 04/30/25	28.81	0.50	1.59	2.09	(0.51)	(2.40)	(2.91)	27.99	6.79	6,456,380	0.79	0.79	1.65	26
Year ended 04/30/24	26.71	0.48	3.92	4.40	(0.47)	(1.83)	(2.30)	28.81	17.20	6,478,639	0.81	0.81	1.75	18
Year ended 04/30/23	29.17	0.50	0.50	1.00	(0.52)	(2.94)	(3.46)	26.71	3.54	6,023,409	0.81	0.81	1.79	21
Year ended 04/30/22	29.09	0.46	2.19	2.65	(0.42)	(2.15)	(2.57)	29.17	9.29	6,077,682	0.80	0.80	1.52	20
Class C
Year ended 04/30/26	28.02	0.28	7.06	7.34	(0.27)	(2.20)	(2.47)	32.89	26.79 (d)	105,416	1.52 (d)	1.53 (d)	0.89 (d)	31
Year ended 04/30/25	28.82	0.28	1.60	1.88	(0.28)	(2.40)	(2.68)	28.02	6.05 (d)	93,034	1.51 (d)	1.51 (d)	0.93 (d)	26
Year ended 04/30/24	26.74	0.28	3.91	4.19	(0.28)	(1.83)	(2.11)	28.82	16.30	98,087	1.56	1.56	1.00	18
Year ended 04/30/23	29.18	0.29	0.51	0.80	(0.30)	(2.94)	(3.24)	26.74	2.78	98,735	1.56	1.56	1.04	21
Year ended 04/30/22	29.10	0.23	2.19	2.42	(0.19)	(2.15)	(2.34)	29.18	8.46	93,877	1.55	1.55	0.77	20
Class R
Year ended 04/30/26	28.00	0.43	7.06	7.49	(0.43)	(2.20)	(2.63)	32.86	27.42	175,309	1.03	1.04	1.38	31
Year ended 04/30/25	28.82	0.42	1.59	2.01	(0.43)	(2.40)	(2.83)	28.00	6.51	140,603	1.04	1.04	1.40	26
Year ended 04/30/24	26.72	0.41	3.92	4.33	(0.40)	(1.83)	(2.23)	28.82	16.91	138,767	1.06	1.06	1.50	18
Year ended 04/30/23	29.17	0.43	0.51	0.94	(0.45)	(2.94)	(3.39)	26.72	3.30	133,624	1.06	1.06	1.54	21
Year ended 04/30/22	29.09	0.39	2.18	2.57	(0.34)	(2.15)	(2.49)	29.17	9.01	133,669	1.05	1.05	1.27	20
Class Y
Year ended 04/30/26	27.98	0.58	7.06	7.64	(0.59)	(2.20)	(2.79)	32.83	28.05	3,517,363	0.53	0.54	1.88	31
Year ended 04/30/25	28.80	0.57	1.60	2.17	(0.59)	(2.40)	(2.99)	27.98	7.06	2,535,398	0.54	0.54	1.90	26
Year ended 04/30/24	26.71	0.55	3.91	4.46	(0.54)	(1.83)	(2.37)	28.80	17.46	2,223,286	0.56	0.56	2.00	18
Year ended 04/30/23	29.17	0.57	0.50	1.07	(0.59)	(2.94)	(3.53)	26.71	3.81	1,744,439	0.56	0.56	2.04	21
Year ended 04/30/22	29.09	0.54	2.19	2.73	(0.50)	(2.15)	(2.65)	29.17	9.57	1,589,325	0.55	0.55	1.77	20
Class R5
Year ended 04/30/26	27.94	0.60	7.05	7.65	(0.60)	(2.20)	(2.80)	32.79	28.14	416,865	0.49	0.50	1.92	31
Year ended 04/30/25	28.77	0.58	1.59	2.17	(0.60)	(2.40)	(3.00)	27.94	7.07	385,031	0.50	0.50	1.94	26
Year ended 04/30/24	26.68	0.56	3.91	4.47	(0.55)	(1.83)	(2.38)	28.77	17.52	409,991	0.52	0.52	2.04	18
Year ended 04/30/23	29.14	0.58	0.50	1.08	(0.60)	(2.94)	(3.54)	26.68	3.88	390,922	0.51	0.51	2.09	21
Year ended 04/30/22	29.06	0.55	2.19	2.74	(0.51)	(2.15)	(2.66)	29.14	9.63	408,406	0.50	0.50	1.82	20
Class R6
Year ended 04/30/26	27.93	0.62	7.04	7.66	(0.62)	(2.20)	(2.82)	32.77	28.20	2,466,493	0.42	0.43	1.99	31
Year ended 04/30/25	28.75	0.60	1.60	2.20	(0.62)	(2.40)	(3.02)	27.93	7.19	1,932,932	0.43	0.43	2.01	26
Year ended 04/30/24	26.66	0.58	3.91	4.49	(0.57)	(1.83)	(2.40)	28.75	17.61	1,790,839	0.45	0.45	2.11	18
Year ended 04/30/23	29.13	0.60	0.49	1.09	(0.62)	(2.94)	(3.56)	26.66	3.91	1,563,887	0.44	0.44	2.16	21
Year ended 04/30/22	29.05	0.57	2.19	2.76	(0.53)	(2.15)	(2.68)	29.13	9.72	1,438,415	0.43	0.43	1.89	20

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% and 0.97% for the years ended April 30, 2026 and 2025, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Comstock Fund

Notes to Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Comstock Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Comstock Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when
10
Invesco Comstock Fund

applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $28,976 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
11
Invesco Comstock Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $1 billion	0.500%
Next $1 billion	0.450%
Next $1 billion	0.400%
Over $3 billion	0.350%
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.37%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $864,028.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $791,205 in front-end sales commissions from the sale of Class A shares and $23,384 and $5,706 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $291,229 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
12
Invesco Comstock Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$12,727,225,855	$749,864,207	$—	$13,477,090,062
Exchange-Traded Funds	123,315,800	—	—	123,315,800
Money Market Funds	690,481,303	187,463,328	—	877,944,631
Total Investments in Securities	13,541,022,958	937,327,535	—	14,478,350,493
Other Investments - Assets*
Forward Foreign Currency Contracts	—	21,773	—	21,773
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,670,219)	—	(1,670,219)
Total Other Investments	—	(1,648,446)	—	(1,648,446)
Total Investments	$13,541,022,958	$935,679,089	$—	$14,476,702,047

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2026:
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$21,773
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$21,773
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,670,219)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,670,219)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Deutsche Bank AG	$−	$(871,726)	$(871,726)	$—	$—	$(871,726)
J.P. Morgan Chase Bank, N.A.	21,773	−	21,773	—	—	21,773
Royal Bank of Canada	−	(798,493)	(798,493)	—	—	(798,493)
Total	$21,773	$(1,670,219)	$(1,648,446)	$—	$—	$(1,648,446)
13
Invesco Comstock Fund

Effect of Derivative Investments for the year ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(21,295,836)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	14,715,992
Total	$(6,579,844)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$716,219,007

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$292,772,878	$285,718,085
Long-term capital gain	832,145,212	845,009,246
Total distributions	$1,124,918,090	$1,130,727,331

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$36,566,770
Undistributed long-term capital gain	455,040,856
Net unrealized appreciation — investments	5,094,471,266
Net unrealized appreciation — foreign currencies	90,383
Temporary book/tax differences	(503,517)
Shares of beneficial interest	8,771,746,395
Total net assets	$14,357,412,153
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2026.
14
Invesco Comstock Fund

NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $3,812,935,373 and $4,277,844,976, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,523,166,082
Aggregate unrealized (depreciation) of investments	(428,694,816)
Net unrealized appreciation of investments	$5,094,471,266
Cost of investments for tax purposes is $9,382,230,781.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2026, undistributed net investment income was decreased by $257,664, undistributed net realized gain was decreased by $47,697,336 and shares of beneficial interest was increased by $47,955,000. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	13,742,733	$428,171,572	14,549,405	$433,442,679
Class C	722,512	22,444,369	625,390	18,501,014
Class R	1,163,711	36,364,727	1,261,585	37,955,190
Class Y	47,116,198	1,478,779,066	25,581,587	759,155,434
Class R5	1,564,319	48,683,701	1,604,117	47,951,407
Class R6	16,328,530	508,275,448	14,784,698	438,729,771
Issued as reinvestment of dividends:
Class A	17,830,014	551,353,238	19,654,599	582,527,040
Class C	239,900	7,438,862	274,501	8,147,960
Class R	424,232	13,128,920	454,894	13,493,404
Class Y	7,086,403	218,970,003	7,116,513	210,865,291
Class R5	1,124,150	34,687,039	1,365,248	40,403,705
Class R6	6,220,508	191,821,777	6,239,007	184,510,999
Automatic conversion of Class C shares to Class A shares:
Class A	450,932	14,055,273	484,852	14,506,553
Class C	(450,519)	(14,055,273)	(484,574)	(14,506,553)
Reacquired:
Class A	(28,991,321)	(903,482,467)	(28,894,158)	(861,839,186)
Class C	(627,159)	(19,563,066)	(497,414)	(14,780,981)
Class R	(1,274,235)	(39,642,237)	(1,509,630)	(45,014,869)
Class Y	(37,683,819)	(1,167,691,634)	(19,275,312)	(572,635,142)
Class R5	(3,752,347)	(117,175,051)	(3,442,840)	(102,747,862)
Class R6	(16,484,155)	(513,318,460)	(14,097,548)	(420,919,148)
Net increase in share activity	24,750,587	$779,245,807	25,794,920	$757,746,706

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Comstock Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Comstock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Comstock Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
Invesco Comstock Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$880,100,212
Qualified Dividend Income*	95.08%
Corporate Dividends Received Deduction*	80.04%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	4.10%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$66,237,009
17
Invesco Comstock Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
18
Invesco Comstock Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-COM-NCSR

Annual Financial Statements and Other Information
April 30, 2026
Invesco Comstock Select Fund
Nasdaq:
A: CGRWX ■ C: CGRCX ■ R: CGRNX ■ Y: CGRYX ■ R5: IOVVX ■ R6: OGRIX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–96.67%
Aerospace & Defense–2.44%
Textron, Inc.	211,499	$20,295,444
Air Freight & Logistics–4.31%
FedEx Corp.	88,944	35,872,005
Asset Management & Custody Banks–4.73%
State Street Corp.	257,706	39,387,785
Brewers–3.86%
Anheuser-Busch InBev S.A./N.V. (Belgium)	425,796	32,173,816
Diversified Banks–11.04%
Bank of America Corp.	578,786	30,941,900
Fifth Third Bancorp	619,383	31,439,881
Wells Fargo & Co.	359,026	29,522,708
		91,904,489
Electrical Components & Equipment–3.51%
Emerson Electric Co.	208,101	29,225,704
Footwear–2.65%
NIKE, Inc., Class B	497,816	22,083,118
Health Care Equipment–2.75%
Becton, Dickinson and Co.	153,713	22,909,385
Health Care Services–4.18%
CVS Health Corp.	418,148	34,827,547
Integrated Oil & Gas–3.21%
Chevron Corp.	138,329	26,740,379
Interactive Media & Services–5.67%
Alphabet, Inc., Class A	95,750	36,844,600
Meta Platforms, Inc., Class A	16,923	10,355,353
		47,199,953
IT Consulting & Other Services–2.84%
Cognizant Technology Solutions Corp., Class A	447,483	23,671,851
Managed Health Care–4.85%
UnitedHealth Group, Inc.	109,048	40,400,103
Movies & Entertainment–2.68%
Walt Disney Co. (The)	215,178	22,324,717
Multi-Utilities–2.27%
Dominion Energy, Inc.	292,900	18,892,050
Oil & Gas Exploration & Production–5.46%
ConocoPhillips	191,079	24,033,917
Devon Energy Corp.	416,442	21,392,625
		45,426,542
Shares		Value
Paper & Plastic Packaging Products & Materials–1.90%
International Paper Co.	521,436	$15,862,083
Pharmaceuticals–5.79%
Merck & Co., Inc.	237,475	25,927,521
Sanofi S.A., ADR	477,738	22,253,036
		48,180,557
Regional Banks–7.46%
Citizens Financial Group, Inc.	455,376	29,622,209
Huntington Bancshares, Inc.	1,938,619	32,491,254
		62,113,463
Research & Consulting Services–3.19%
TransUnion(b)	373,886	26,545,906
Restaurants–1.62%
Domino’s Pizza, Inc.	39,722	13,482,441
Semiconductors–4.89%
NXP Semiconductors N.V. (Netherlands)	138,785	40,745,888
Specialty Chemicals–2.00%
International Flavors & Fragrances, Inc.	237,200	16,651,440
Systems Software–3.37%
Microsoft Corp.	68,811	28,059,750
Total Common Stocks & Other Equity Interests (Cost $669,616,349)		804,976,416
Money Market Funds–3.29%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	9,568,332	9,568,332
Invesco Treasury Portfolio, Institutional Class, 3.55%(c)(d)	17,775,767	17,775,767
Total Money Market Funds (Cost $27,344,099)		27,344,099
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $696,960,448)		832,320,515
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.20%
Invesco Private Government Fund, 3.63%(c)(d)(e)	7,407,092	7,407,092
Invesco Private Prime Fund, 3.78%(c)(d)(e)	19,239,864	19,241,788
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,650,229)		26,648,880
TOTAL INVESTMENTS IN SECURITIES–103.16% (Cost $723,610,677)		858,969,395
OTHER ASSETS LESS LIABILITIES—(3.16)%		(26,281,517)
NET ASSETS–100.00%		$832,687,878
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,579,500	$77,274,114	$(76,285,282)	$-	$-	$9,568,332	$302,845
Invesco Treasury Portfolio, Institutional Class	15,950,519	143,509,069	(141,683,821)	-	-	17,775,767	557,847
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,824,996	131,323,703	(131,741,607)	-	-	7,407,092	128,503*
Invesco Private Prime Fund	20,104,144	279,321,541	(280,180,105)	(1,225)	(2,567)	19,241,788	347,838*
Total	$52,459,159	$631,428,427	$(629,890,815)	$(1,225)	$(2,567)	$53,992,979	$1,337,033

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Comstock Select Fund

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $669,616,349)*	$804,976,416
Investments in affiliated money market funds, at value (Cost $53,994,328)	53,992,979
Cash	1,000,000
Foreign currencies, at value (Cost $28)	30
Receivable for:
Fund shares sold	180,565
Dividends	574,908
Investment for trustee deferred compensation and retirement plans	129,018
Other assets	32,422
Total assets	860,886,338
Liabilities:
Payable for:
Fund shares reacquired	1,011,379
Collateral upon return of securities loaned	26,650,229
Accrued fees to affiliates	319,062
Accrued trustees’ and officers’ fees and benefits	36,363
Accrued other operating expenses	52,409
Trustee deferred compensation and retirement plans	129,018
Total liabilities	28,198,460
Net assets applicable to shares outstanding	$832,687,878
Net assets consist of:
Shares of beneficial interest	$669,921,411
Distributable earnings	162,766,467
$832,687,878
Net Assets:
Class A	$642,543,322
Class C	$25,653,877
Class R	$53,569,701
Class Y	$74,620,786
Class R5	$10,690
Class R6	$36,289,502
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,778,326
Class C	837,321
Class R	1,640,066
Class Y	2,074,668
Class R5	313
Class R6	1,013,701
Class A:
Net asset value per share	$34.22
Maximum offering price per share (Net asset value of $34.22 ÷ 94.50%)	$36.21
Class C:
Net asset value and offering price per share	$30.64
Class R:
Net asset value and offering price per share	$32.66
Class Y:
Net asset value and offering price per share	$35.97
Class R5:
Net asset value and offering price per share	$34.15
Class R6:
Net asset value and offering price per share	$35.80

*	At April 30, 2026, security with a value of $26,280,437 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Comstock Select Fund

Statement of Operations
For the year ended April 30, 2026
Investment income:
Interest	$3,872
Dividends (net of foreign withholding taxes of $195,660)	17,209,577
Dividends from affiliated money market funds (includes net securities lending income of $48,142)	908,834
Foreign withholding tax claims	87,363
Total investment income	18,209,646
Expenses:
Advisory fees	4,002,949
Administrative services fees	111,406
Custodian fees	3,567
Distribution fees:
Class A	1,462,503
Class C	257,060
Class R	244,789
Transfer agent fees — A, C, R and Y	867,032
Transfer agent fees — R5	3
Transfer agent fees — R6	10,537
Trustees’ and officers’ fees and benefits	23,051
Registration and filing fees	107,345
Reports to shareholders	50,798
Professional services fees	83,019
Other	16,914
Total expenses	7,240,973
Less: Fees waived and/or expenses reimbursed	(25,201)
Net expenses	7,215,772
Net investment income	10,993,874
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	81,479,177
Affiliated investment securities	(2,567)
Foreign currencies	53,863
81,530,473
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	102,453,869
Affiliated investment securities	(1,225)
Foreign currencies	(15,795)
102,436,849
Net realized and unrealized gain	183,967,322
Net increase in net assets resulting from operations	$194,961,196
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Comstock Select Fund

Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income	$10,993,874	$12,553,578
Net realized gain	81,530,473	130,222,229
Change in net unrealized appreciation (depreciation)	102,436,849	(110,363,635)
Net increase in net assets resulting from operations	194,961,196	32,412,172
Distributions to shareholders from distributable earnings:
Class A	(76,104,318)	(87,893,521)
Class C	(3,299,041)	(4,117,944)
Class R	(6,248,613)	(7,176,971)
Class Y	(8,444,913)	(11,154,394)
Class R5	(1,402)	(1,693)
Class R6	(4,424,918)	(5,190,260)
Total distributions from distributable earnings	(98,523,205)	(115,534,783)
Share transactions–net:
Class A	16,412,363	27,607,168
Class C	(1,148,385)	(1,367,422)
Class R	3,405,899	3,272,160
Class Y	4,407,024	(18,237,559)
Class R6	(1,540,334)	1,842,867
Net increase in net assets resulting from share transactions	21,536,567	13,117,214
Net increase (decrease) in net assets	117,974,558	(70,005,397)
Net assets:
Beginning of year	714,713,320	784,718,717
End of year	$832,687,878	$714,713,320
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Comstock Select Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$30.22	$0.47	$7.90	$8.37	$(0.50)	$(3.87)	$(4.37)	$34.22	28.56%(d)	$642,543	0.92%(d)	0.92%(d)	1.40%(d)	67%
Year ended 04/30/25	33.93	0.54	1.04	1.58	(0.59)	(4.70)	(5.29)	30.22	3.80 (d)	551,224	0.92 (d)	0.93 (d)	1.61 (d)	70
Year ended 04/30/24	31.62	0.56	3.43	3.99	(0.52)	(1.16)	(1.68)	33.93	13.00 (d)	587,947	0.91 (d)	0.93 (d)	1.75 (d)	104
Year ended 04/30/23	34.11	0.45	2.19	2.64	(0.45)	(4.68)	(5.13)	31.62	8.36 (d)	548,500	1.01 (d)	1.02 (d)	1.37 (d)	57
Year ended 04/30/22	33.66	0.40	1.87	2.27	(0.38)	(1.44)	(1.82)	34.11	6.88 (d)	530,151	0.91 (d)	0.92 (d)	1.15 (d)	54
Class C
Year ended 04/30/26	27.39	0.19	7.15	7.34	(0.22)	(3.87)	(4.09)	30.64	27.59	25,654	1.68	1.68	0.64	67
Year ended 04/30/25	31.15	0.26	0.97	1.23	(0.29)	(4.70)	(4.99)	27.39	3.01	23,912	1.68	1.69	0.85	70
Year ended 04/30/24	29.12	0.29	3.15	3.44	(0.25)	(1.16)	(1.41)	31.15	12.16	28,366	1.67	1.69	0.99	104
Year ended 04/30/23	31.76	0.18	2.04	2.22	(0.18)	(4.68)	(4.86)	29.12	7.51	30,601	1.77	1.78	0.61	57
Year ended 04/30/22	31.44	0.13	1.74	1.87	(0.11)	(1.44)	(1.55)	31.76	6.05	31,095	1.67	1.68	0.39	54
Class R
Year ended 04/30/26	28.99	0.36	7.57	7.93	(0.39)	(3.87)	(4.26)	32.66	28.21	53,570	1.18	1.18	1.14	67
Year ended 04/30/25	32.73	0.44	1.00	1.44	(0.48)	(4.70)	(5.18)	28.99	3.50	44,390	1.18	1.19	1.35	70
Year ended 04/30/24	30.54	0.46	3.31	3.77	(0.42)	(1.16)	(1.58)	32.73	12.71	46,540	1.17	1.19	1.49	104
Year ended 04/30/23	33.10	0.35	2.12	2.47	(0.35)	(4.68)	(5.03)	30.54	8.05	42,402	1.27	1.28	1.11	57
Year ended 04/30/22	32.70	0.30	1.82	2.12	(0.28)	(1.44)	(1.72)	33.10	6.62	39,500	1.17	1.18	0.89	54
Class Y
Year ended 04/30/26	31.60	0.57	8.28	8.85	(0.61)	(3.87)	(4.48)	35.97	28.88	74,621	0.68	0.68	1.64	67
Year ended 04/30/25	35.28	0.65	1.07	1.72	(0.70)	(4.70)	(5.40)	31.60	4.06	61,875	0.68	0.69	1.85	70
Year ended 04/30/24	32.83	0.67	3.56	4.23	(0.62)	(1.16)	(1.78)	35.28	13.27	86,777	0.67	0.69	1.99	104
Year ended 04/30/23	35.26	0.54	2.26	2.80	(0.55)	(4.68)	(5.23)	32.83	8.58	67,601	0.77	0.78	1.61	57
Year ended 04/30/22	34.75	0.50	1.93	2.43	(0.48)	(1.44)	(1.92)	35.26	7.13	50,894	0.67	0.68	1.39	54
Class R5
Year ended 04/30/26	30.16	0.57	7.90	8.47	(0.61)	(3.87)	(4.48)	34.15	29.01	11	0.59	0.59	1.73	67
Year ended 04/30/25	33.87	0.65	1.05	1.70	(0.71)	(4.70)	(5.41)	30.16	4.16	9	0.59	0.59	1.94	70
Year ended 04/30/24	31.56	0.67	3.43	4.10	(0.63)	(1.16)	(1.79)	33.87	13.39	11	0.58	0.59	2.08	104
Year ended 04/30/23	34.07	0.56	2.18	2.74	(0.57)	(4.68)	(5.25)	31.56	8.71	10	0.66	0.67	1.72	57
Year ended 04/30/22	33.62	0.52	1.87	2.39	(0.50)	(1.44)	(1.94)	34.07	7.24	11	0.57	0.58	1.49	54
Class R6
Year ended 04/30/26	31.47	0.60	8.24	8.84	(0.64)	(3.87)	(4.51)	35.80	28.97	36,290	0.59	0.59	1.73	67
Year ended 04/30/25	35.16	0.68	1.07	1.75	(0.74)	(4.70)	(5.44)	31.47	4.15	33,303	0.59	0.59	1.94	70
Year ended 04/30/24	32.72	0.70	3.55	4.25	(0.65)	(1.16)	(1.81)	35.16	13.39	35,077	0.58	0.59	2.08	104
Year ended 04/30/23	35.16	0.57	2.25	2.82	(0.58)	(4.68)	(5.26)	32.72	8.70	20,430	0.66	0.67	1.72	57
Year ended 04/30/22	34.65	0.54	1.93	2.47	(0.52)	(1.44)	(1.96)	35.16	7.26	9,729	0.55	0.58	1.51	54

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended April 30,
2026, 2025, 2024, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Comstock Select Fund

Notes to Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Comstock Select Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
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Invesco Comstock Select Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Foreign withholding tax claims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional services fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the year ended April 30, 2026, the Fund did not enter into any closing agreements.
G.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when
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Invesco Comstock Select Fund

applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $4,746 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
N.
Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
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Invesco Comstock Select Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $300 million	0.625%
Next $100 million	0.500%
Next $4.6 billion	0.450%
Over $5 billion	0.430%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $25,201.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $56,907 in front-end sales commissions from the sale of Class A shares and $0 and $1,283 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $26,884 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
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Invesco Comstock Select Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$772,802,600	$32,173,816	$—	$804,976,416
Money Market Funds	27,344,099	26,648,880	—	53,992,979
Total Investments	$800,146,699	$58,822,696	$—	$858,969,395
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$33,133,286	$69,112,612
Long-term capital gain	65,389,919	46,422,171
Total distributions	$98,523,205	$115,534,783

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$9,520,801
Undistributed long-term capital gain	18,211,764
Net unrealized appreciation — investments	135,181,654
Net unrealized appreciation — foreign currencies	1
Temporary book/tax differences	(147,753)
Shares of beneficial interest	669,921,411
Total net assets	$832,687,878
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2026.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $512,360,431 and $579,003,879, respectively. As of April 30, 2026, the aggregate cost of investments,
12
Invesco Comstock Select Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$177,485,852
Aggregate unrealized (depreciation) of investments	(42,304,198)
Net unrealized appreciation of investments	$135,181,654
Cost of investments for tax purposes is $723,787,741.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2026, undistributed net investment income was increased by $53,862, undistributed net realized gain was decreased by $4,016,860 and shares of beneficial interest was increased by $3,962,998. This reclassification had no effect on the net assets of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	1,102,162	$36,680,830	1,066,864	$35,878,929
Class C	111,823	3,376,740	125,365	3,850,664
Class R	182,627	5,815,657	195,021	6,324,648
Class Y	515,786	18,152,768	497,195	17,066,186
Class R6	200,256	6,989,712	436,023	14,754,028
Issued as reinvestment of dividends:
Class A	2,219,984	72,438,999	2,594,778	83,907,283
Class C	111,818	3,269,332	139,057	4,074,003
Class R	199,984	6,231,693	230,975	7,166,021
Class Y	211,281	7,242,336	281,880	9,537,679
Class R6	123,272	4,205,661	149,949	5,051,097
Automatic conversion of Class C shares to Class A shares:
Class A	100,125	3,347,915	96,931	3,252,963
Class C	(111,251)	(3,347,915)	(106,355)	(3,252,963)
Reacquired:
Class A	(2,886,421)	(96,055,381)	(2,845,302)	(95,432,007)
Class C	(148,159)	(4,446,542)	(195,563)	(6,039,126)
Class R	(273,879)	(8,641,451)	(316,639)	(10,218,509)
Class Y	(610,557)	(20,988,080)	(1,280,357)	(44,841,424)
Class R6	(368,193)	(12,735,707)	(525,286)	(17,962,258)
Net increase in share activity	680,658	$21,536,567	544,536	$13,117,214

(a)
There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 6% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

13
Invesco Comstock Select Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Comstock Select Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Comstock Select Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Comstock Select Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$69,352,919
Qualified Dividend Income*	44.35%
Corporate Dividends Received Deduction*	39.83%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	1.28%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$21,600,244
15
Invesco Comstock Select Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Comstock Select Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
O-VAL-NCSR

Annual Financial Statements and Other Information
April 30, 2026
Invesco Dividend Income Fund
Nasdaq:
A: IAUTX ■ C: IUTCX ■ R: IRTCX ■ Y: IAUYX ■ Investor: FSTUX ■ R5: FSIUX ■ R6: IFUTX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
15	Report of Independent Registered Public Accounting Firm
16	Tax Information
17	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–96.98%
Aerospace & Defense–1.85%
Airbus SE (France)	123,293	$25,418,006
Northrop Grumman Corp.	76,805	44,506,962
		69,924,968
Agricultural & Farm Machinery–1.12%
Deere & Co.	71,775	42,337,919
Apparel Retail–0.83%
Ross Stores, Inc.	137,982	31,430,920
Application Software–0.76%
Intuit, Inc.	74,299	28,865,161
Asset Management & Custody Banks–0.91%
BlackRock, Inc.	32,280	34,397,568
Biotechnology–0.74%
AbbVie, Inc.	131,698	27,830,421
Building Products–1.61%
Johnson Controls International PLC	415,519	60,678,240
Cable & Satellite–0.76%
Comcast Corp., Class A	997,882	26,982,729
Versant Media Group, Inc.	39,915	1,604,184
		28,586,913
Communications Equipment–1.75%
Cisco Systems, Inc.	722,748	66,131,442
Construction Materials–1.07%
CRH PLC	341,395	40,427,996
Consumer Finance–1.04%
Capital One Financial Corp.	204,670	39,153,371
Consumer Staples Merchandise Retail–2.00%
Walmart, Inc.	573,319	75,637,976
Diversified Banks–11.59%
Bank of America Corp.	2,067,764	110,542,663
Citigroup, Inc.	455,055	58,237,939
Fifth Third Bancorp	672,125	34,117,065
JPMorgan Chase & Co.	470,983	147,526,005
PNC Financial Services Group, Inc. (The)	160,319	35,751,137
Wells Fargo & Co.	625,116	51,403,289
		437,578,098
Electric Utilities–2.80%
Entergy Corp.	500,817	59,051,332
PPL Corp.	1,252,040	46,876,378
		105,927,710
Electrical Components & Equipment–2.94%
Eaton Corp. PLC	169,440	73,369,214
Emerson Electric Co.	267,658	37,589,890
		110,959,104
Shares		Value
Electronic Manufacturing Services–0.51%
TE Connectivity PLC (Switzerland)	90,975	$19,255,768
Health Care Distributors–1.33%
Cardinal Health, Inc.	143,302	27,640,090
Cencora, Inc.	73,241	22,558,960
		50,199,050
Health Care Equipment–3.34%
Abbott Laboratories	509,821	46,286,649
Becton, Dickinson and Co.	232,667	34,676,690
Medtronic PLC	560,554	45,388,057
		126,351,396
Health Care Services–1.81%
CVS Health Corp.	820,314	68,323,953
Home Improvement Retail–2.48%
Lowe’s Cos., Inc.	392,209	93,655,587
Hotels, Resorts & Cruise Lines–1.09%
Marriott International, Inc., Class A	113,708	41,127,047
Household Products–2.34%
Colgate-Palmolive Co.	304,279	25,973,256
Procter & Gamble Co. (The)	423,290	62,261,726
		88,234,982
Industrial Conglomerates–1.93%
Honeywell International, Inc.	339,978	72,867,485
Industrial Gases–2.03%
Linde PLC	152,798	76,573,190
Industrial Machinery & Supplies & Components–2.50%
Parker-Hannifin Corp.	103,897	94,486,010
Industrial REITs–1.55%
Prologis, Inc.	411,385	58,424,898
Insurance Brokers–0.65%
Marsh & McLennan Cos., Inc.	147,017	24,656,221
Integrated Oil & Gas–2.81%
Chevron Corp.	549,839	106,289,377
Integrated Telecommunication Services–0.95%
AT&T, Inc.	1,369,020	35,772,493
Investment Banking & Brokerage–2.76%
Charles Schwab Corp. (The)	719,306	65,917,202
Morgan Stanley	202,002	38,499,561
		104,416,763
IT Consulting & Other Services–1.43%
International Business Machines Corp.	233,731	53,987,186
Life Sciences Tools & Services–0.95%
Danaher Corp.	200,640	35,904,528
Managed Health Care–1.27%
UnitedHealth Group, Inc.	129,580	48,006,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Dividend Income Fund

Shares		Value
Multi-Utilities–3.73%
CMS Energy Corp.	727,569	$55,833,645
Public Service Enterprise Group, Inc.	666,784	54,449,582
Sempra	322,153	30,643,193
		140,926,420
Oil & Gas Equipment & Services–1.07%
SLB Ltd.	707,660	40,251,701
Oil & Gas Exploration & Production–2.34%
ConocoPhillips	494,077	62,145,005
Devon Energy Corp.	508,917	26,143,066
		88,288,071
Oil & Gas Storage & Transportation–1.78%
Williams Cos., Inc. (The)	879,632	67,124,718
Packaged Foods & Meats–0.77%
Mondelez International, Inc., Class A	472,945	29,057,741
Paper & Plastic Packaging Products & Materials–0.54%
Sonoco Products Co.	410,222	20,494,691
Pharmaceuticals–4.73%
Bristol-Myers Squibb Co.	584,558	35,418,369
Johnson & Johnson	445,658	102,434,492
Merck & Co., Inc.	375,429	40,989,338
		178,842,199
Property & Casualty Insurance–3.50%
American International Group, Inc.	434,488	32,499,702
Chubb Ltd.	192,573	62,971,371
Hartford Insurance Group, Inc. (The)	269,284	36,840,744
		132,311,817
Rail Transportation–1.63%
Union Pacific Corp.	228,925	61,690,709
Restaurants–2.44%
McDonald’s Corp.	212,769	62,466,851
Yum! Brands, Inc.	187,178	29,882,967
		92,349,818
Shares		Value
Semiconductor Materials & Equipment–2.31%
ASML Holding N.V., New York Shares (Netherlands)	23,580	$33,931,384
Lam Research Corp.	206,702	53,300,178
		87,231,562
Semiconductors–4.02%
Broadcom, Inc.	172,966	72,201,198
NXP Semiconductors N.V. (Netherlands)	117,290	34,435,171
Texas Instruments, Inc.	160,892	45,223,523
		151,859,892
Soft Drinks & Non-alcoholic Beverages–1.71%
Coca-Cola Co. (The)	515,868	40,629,764
PepsiCo, Inc.	150,231	23,810,111
		64,439,875
Systems Software–0.87%
Microsoft Corp.	80,172	32,692,538
Tobacco–2.04%
Philip Morris International, Inc. (Switzerland)	465,745	76,880,527
Total Common Stocks & Other Equity Interests (Cost $2,583,415,849)		3,662,842,818
Money Market Funds–3.07%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(b)(c)	40,646,571	40,646,571
Invesco Treasury Portfolio, Institutional Class, 3.55%(b)(c)	75,476,762	75,476,762
Total Money Market Funds (Cost $116,123,333)		116,123,333
TOTAL INVESTMENTS IN SECURITIES–100.05% (Cost $2,699,539,182)		3,778,966,151
OTHER ASSETS LESS LIABILITIES—(0.05)%		(1,977,092)
NET ASSETS–100.00%		$3,776,989,059
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$40,867,319	$304,755,601	$(304,976,349)	$-	$-	$40,646,571	$1,347,343
Invesco Treasury Portfolio, Institutional Class	75,886,724	565,974,688	(566,384,650)	-	-	75,476,762	2,478,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Dividend Income Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$130,000,058	$(130,000,058)	$-	$-	$-	$83,986*
Invesco Private Prime Fund	-	272,889,972	(272,893,859)	-	3,887	-	226,509*
Total	$116,754,043	$1,273,620,319	$(1,274,254,916)	$-	$3,887	$116,123,333	$4,136,354

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Dividend Income Fund

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,583,415,849)	$3,662,842,818
Investments in affiliated money market funds, at value (Cost $116,123,333)	116,123,333
Cash	107,905
Foreign currencies, at value (Cost $392,535)	393,592
Receivable for:
Investments sold	18,191,046
Fund shares sold	426,675
Dividends	7,009,227
Investment for trustee deferred compensation and retirement plans	302,775
Other assets	113,227
Total assets	3,805,510,598
Liabilities:
Payable for:
Investments purchased	23,755,968
Fund shares reacquired	2,792,576
Accrued fees to affiliates	1,467,009
Accrued trustees’ and officers’ fees and benefits	31,139
Accrued other operating expenses	133,751
Trustee deferred compensation and retirement plans	341,096
Total liabilities	28,521,539
Net assets applicable to shares outstanding	$3,776,989,059
Net assets consist of:
Shares of beneficial interest	$2,525,251,758
Distributable earnings	1,251,737,301
$3,776,989,059

Net Assets:
Class A	$2,971,429,943
Class C	$95,143,521
Class R	$108,985,752
Class Y	$317,569,312
Investor Class	$76,205,246
Class R5	$1,335,190
Class R6	$206,320,095
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	107,562,757
Class C	3,383,987
Class R	3,945,459
Class Y	11,335,608
Investor Class	2,719,222
Class R5	48,306
Class R6	7,456,824
Class A:
Net asset value per share	$27.63
Maximum offering price per share (Net asset value of $27.63 ÷ 94.50%)	$29.24
Class C:
Net asset value and offering price per share	$28.12
Class R:
Net asset value and offering price per share	$27.62
Class Y:
Net asset value and offering price per share	$28.02
Investor Class:
Net asset value and offering price per share	$28.02
Class R5:
Net asset value and offering price per share	$27.64
Class R6:
Net asset value and offering price per share	$27.67
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Dividend Income Fund

Statement of Operations
For the year ended April 30, 2026
Investment income:
Dividends (net of foreign withholding taxes of $322,945)	$79,980,114
Dividends from affiliated money market funds (includes net securities lending income of $15,599)	3,841,458
Total investment income	83,821,572
Expenses:
Advisory fees	19,614,483
Administrative services fees	517,454
Custodian fees	15,671
Distribution fees:
Class A	6,977,268
Class C	1,032,515
Class R	526,717
Investor Class	184,733
Transfer agent fees — A, C, R, Y and Investor Class	3,803,124
Transfer agent fees — R5	1,561
Transfer agent fees — R6	60,157
Trustees’ and officers’ fees and benefits	31,171
Registration and filing fees	149,579
Reports to shareholders	197,182
Professional services fees	95,001
Other	53,431
Total expenses	33,260,047
Less: Fees waived and/or expenses reimbursed	(111,300)
Net expenses	33,148,747
Net investment income	50,672,825
Realized and unrealized gain from:
Net realized gain from:
Unaffiliated investment securities	315,488,481
Affiliated investment securities	3,887
Foreign currencies	96,745
315,589,113
Change in net unrealized appreciation of:
Unaffiliated investment securities	381,738,760
Foreign currencies	50,034
381,788,794
Net realized and unrealized gain	697,377,907
Net increase in net assets resulting from operations	$748,050,732
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Dividend Income Fund

Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income	$50,672,825	$55,644,559
Net realized gain	315,589,113	283,357,917
Change in net unrealized appreciation (depreciation)	381,788,794	(85,016,894)
Net increase in net assets resulting from operations	748,050,732	253,985,582
Distributions to shareholders from distributable earnings:
Class A	(324,270,348)	(193,787,689)
Class C	(10,366,314)	(7,381,762)
Class R	(11,484,590)	(6,805,603)
Class Y	(34,635,143)	(22,313,268)
Investor Class	(8,166,775)	(4,846,095)
Class R5	(151,298)	(132,427)
Class R6	(23,403,277)	(14,376,689)
Total distributions from distributable earnings	(412,477,745)	(249,643,533)
Share transactions–net:
Class A	13,886,982	(55,808,155)
Class C	(17,686,003)	(42,083,966)
Class R	2,242,948	(5,046,639)
Class Y	2,953,681	(46,086,344)
Investor Class	1,433,072	(667,582)
Class R5	(692,402)	89,754
Class R6	(4,353,020)	(5,441,248)
Net increase (decrease) in net assets resulting from share transactions	(2,214,742)	(155,044,180)
Net increase (decrease) in net assets	333,358,245	(150,702,131)
Net assets:
Beginning of year	3,443,630,814	3,594,332,945
End of year	$3,776,989,059	$3,443,630,814
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Dividend Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$25.26	$0.37	$5.18	$5.55	$(0.36)	$(2.82)	$(3.18)	$27.63	22.68%(d)	$2,971,430	0.91%(d)	0.91%(d)	1.35%(d)	38%
Year ended 04/30/25	25.28	0.40	1.43	1.83	(0.40)	(1.45)	(1.85)	25.26	7.01 (d)	2,695,058	0.92 (d)	0.92 (d)	1.51 (d)	54
Year ended 04/30/24	24.50	0.47	1.70	2.17	(0.51)	(0.88)	(1.39)	25.28	9.21 (d)	2,750,797	0.93 (d)	0.93 (d)	1.91 (d)	40
Year ended 04/30/23	25.42	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.50	2.01 (d)	2,806,537	0.92 (d)	0.92 (d)	1.85 (d)	17
Year ended 04/30/22	25.62	0.48	1.00	1.48	(0.47)	(1.21)	(1.68)	25.42	5.95 (d)	2,887,737	0.93 (d)	0.93 (d)	1.84 (d)	38
Class C
Year ended 04/30/26	25.67	0.17	5.26	5.43	(0.16)	(2.82)	(2.98)	28.12	21.73	95,144	1.67	1.67	0.59	38
Year ended 04/30/25	25.67	0.20	1.45	1.65	(0.20)	(1.45)	(1.65)	25.67	6.21	102,708	1.68	1.68	0.75	54
Year ended 04/30/24	24.86	0.29	1.73	2.02	(0.33)	(0.88)	(1.21)	25.67	8.39	142,969	1.69	1.69	1.15	40
Year ended 04/30/23	25.78	0.27	0.04	0.31	(0.26)	(0.97)	(1.23)	24.86	1.23	184,187	1.68	1.68	1.09	17
Year ended 04/30/22	25.97	0.29	1.01	1.30	(0.28)	(1.21)	(1.49)	25.78	5.13	229,596	1.69	1.69	1.08	38
Class R
Year ended 04/30/26	25.26	0.30	5.17	5.47	(0.29)	(2.82)	(3.11)	27.62	22.32	108,986	1.17	1.17	1.09	38
Year ended 04/30/25	25.28	0.33	1.43	1.76	(0.33)	(1.45)	(1.78)	25.26	6.73	97,228	1.18	1.18	1.25	54
Year ended 04/30/24	24.50	0.41	1.70	2.11	(0.45)	(0.88)	(1.33)	25.28	8.92	102,155	1.19	1.19	1.65	40
Year ended 04/30/23	25.42	0.39	0.04	0.43	(0.38)	(0.97)	(1.35)	24.50	1.74	108,030	1.18	1.18	1.59	17
Year ended 04/30/22	25.62	0.42	1.00	1.42	(0.41)	(1.21)	(1.62)	25.42	5.68	111,671	1.19	1.19	1.58	38
Class Y
Year ended 04/30/26	25.58	0.44	5.26	5.70	(0.44)	(2.82)	(3.26)	28.02	22.98	317,569	0.67	0.67	1.59	38
Year ended 04/30/25	25.59	0.47	1.44	1.91	(0.47)	(1.45)	(1.92)	25.58	7.24	286,711	0.68	0.68	1.75	54
Year ended 04/30/24	24.78	0.53	1.73	2.26	(0.57)	(0.88)	(1.45)	25.59	9.51	330,813	0.69	0.69	2.15	40
Year ended 04/30/23	25.71	0.52	0.03	0.55	(0.51)	(0.97)	(1.48)	24.78	2.22	331,823	0.68	0.68	2.09	17
Year ended 04/30/22	25.89	0.55	1.02	1.57	(0.54)	(1.21)	(1.75)	25.71	6.24	335,608	0.69	0.69	2.08	38
Investor Class
Year ended 04/30/26	25.59	0.37	5.25	5.62	(0.37)	(2.82)	(3.19)	28.02	22.63	76,205	0.92	0.92	1.34	38
Year ended 04/30/25	25.60	0.40	1.44	1.84	(0.40)	(1.45)	(1.85)	25.59	6.97	68,052	0.93	0.93	1.50	54
Year ended 04/30/24	24.79	0.47	1.73	2.20	(0.51)	(0.88)	(1.39)	25.60	9.24	68,712	0.94	0.94	1.90	40
Year ended 04/30/23	25.71	0.46	0.03	0.49	(0.44)	(0.97)	(1.41)	24.79	1.99	68,495	0.93	0.93	1.84	17
Year ended 04/30/22	25.89	0.48	1.02	1.50	(0.47)	(1.21)	(1.68)	25.71	5.96	72,230	0.94	0.94	1.83	38
Class R5
Year ended 04/30/26	25.27	0.44	5.18	5.62	(0.43)	(2.82)	(3.25)	27.64	22.98	1,335	0.66	0.66	1.60	38
Year ended 04/30/25	25.29	0.47	1.43	1.90	(0.47)	(1.45)	(1.92)	25.27	7.29	1,843	0.66	0.66	1.77	54
Year ended 04/30/24	24.51	0.53	1.70	2.23	(0.57)	(0.88)	(1.45)	25.29	9.49	1,758	0.67	0.67	2.17	40
Year ended 04/30/23	25.43	0.52	0.04	0.56	(0.51)	(0.97)	(1.48)	24.51	2.30	1,709	0.65	0.65	2.12	17
Year ended 04/30/22	25.63	0.55	1.00	1.55	(0.54)	(1.21)	(1.75)	25.43	6.24	1,425	0.66	0.66	2.11	38
Class R6
Year ended 04/30/26	25.30	0.46	5.18	5.64	(0.45)	(2.82)	(3.27)	27.67	23.03	206,320	0.59	0.59	1.67	38
Year ended 04/30/25	25.32	0.49	1.43	1.92	(0.49)	(1.45)	(1.94)	25.30	7.35	192,031	0.59	0.59	1.84	54
Year ended 04/30/24	24.53	0.55	1.71	2.26	(0.59)	(0.88)	(1.47)	25.32	9.60	197,127	0.60	0.60	2.24	40
Year ended 04/30/23	25.45	0.54	0.04	0.58	(0.53)	(0.97)	(1.50)	24.53	2.36	212,736	0.58	0.58	2.19	17
Year ended 04/30/22	25.65	0.57	1.00	1.57	(0.56)	(1.21)	(1.77)	25.45	6.31	222,790	0.59	0.59	2.18	38

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended April 30,
2026, 2025, 2024, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Dividend Income Fund

Notes to Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Dividend Income Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is current income and long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
9
Invesco Dividend Income Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When
10
Invesco Dividend Income Fund

loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $927 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.6325%
Next $500 million	0.6125%
Next $600 million	0.6000%
Next $400 million	0.5325%
Next $2 billion	0.4500%
Next $2 billion	0.4000%
Next $2 billion	0.3750%
Over $8 billion	0.3500%
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.53%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
11
Invesco Dividend Income Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $111,300.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, the Class R Plan and the Investor Class Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares, at the annual rate of 0.50% of the average daily net assets of Class R shares and at the annual rate of 0.25% of the average daily net assets of the Investor Class shares, respectively. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $233,053 in front-end sales commissions from the sale of Class A shares and $4,635 and $2,465 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $6,986 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,637,424,812	$25,418,006	$—	$3,662,842,818
Money Market Funds	116,123,333	—	—	116,123,333
Total Investments	$3,753,548,145	$25,418,006	$—	$3,778,966,151
12
Invesco Dividend Income Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$75,342,935	$70,285,209
Long-term capital gain	337,134,810	179,358,324
Total distributions	$412,477,745	$249,643,533

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$1,841,314
Undistributed long-term capital gain	186,760,250
Net unrealized appreciation — investments	1,071,671,720
Net unrealized appreciation — foreign currencies	356,734
Temporary book/tax differences	(297,483)
Post-October capital loss deferral	(8,595,234)
Shares of beneficial interest	2,525,251,758
Total net assets	$3,776,989,059
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and straddles.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2026.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $1,364,410,411 and $1,689,205,020, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,151,912,688
Aggregate unrealized (depreciation) of investments	(80,240,968)
Net unrealized appreciation of investments	$1,071,671,720
Cost of investments for tax purposes is $2,707,294,431.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2026, undistributed net investment income was increased by $89,389, undistributed net realized gain was decreased by $14,068,389 and shares of beneficial interest was increased by $13,979,000. This reclassification had no effect on the net assets of the Fund.
13
Invesco Dividend Income Fund

NOTE 9—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	4,106,054	$112,409,421	4,632,596	$122,017,814
Class C	445,859	12,385,319	471,510	12,633,605
Class R	449,003	12,289,436	434,520	11,461,672
Class Y	1,340,795	37,282,648	1,309,499	34,930,136
Investor Class	48,513	1,345,403	43,227	1,148,858
Class R5	1,353	37,560	2,037	53,288
Class R6	777,878	21,324,649	1,124,341	29,560,104
Issued as reinvestment of dividends:
Class A	11,114,854	294,687,784	6,720,486	177,291,669
Class C	372,280	10,028,458	262,981	7,046,119
Class R	431,547	11,434,269	256,883	6,775,926
Class Y	950,501	25,562,411	680,483	18,174,112
Investor Class	267,390	7,191,126	170,695	4,560,708
Class R5	5,642	149,859	4,986	131,579
Class R6	816,766	21,704,673	510,843	13,493,829
Automatic conversion of Class C shares to Class A shares:
Class A	700,841	19,215,516	1,444,850	38,288,093
Class C	(689,296)	(19,215,516)	(1,422,703)	(38,288,093)
Reacquired:
Class A	(15,046,346)	(412,425,739)	(14,908,969)	(393,405,731)
Class C	(746,340)	(20,884,264)	(879,421)	(23,475,597)
Class R	(784,168)	(21,480,757)	(883,017)	(23,284,237)
Class Y	(2,162,577)	(59,891,378)	(3,710,880)	(99,190,592)
Investor Class	(255,984)	(7,103,457)	(239,055)	(6,377,148)
Class R5	(31,610)	(879,821)	(3,611)	(95,113)
Class R6	(1,728,973)	(47,382,342)	(1,830,080)	(48,495,181)
Net increase (decrease) in share activity	383,982	$(2,214,742)	(5,807,799)	$(155,044,180)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14
Invesco Dividend Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Dividend Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Dividend Income Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
15
Invesco Dividend Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$351,113,810
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	91.68%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$26,032,016
16
Invesco Dividend Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
17
Invesco Dividend Income Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-DIVI-NCSR

Annual Financial Statements and Other Information
April 30, 2026
Invesco Energy Fund
Nasdaq:
A: IENAX ■ C: IEFCX ■ R: IEFRX ■ Y: IENYX ■ Investor: FSTEX ■ R5: IENIX ■ R6: IENSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–99.37%
Integrated Oil & Gas–45.12%
BP PLC, ADR	464,290	$21,998,059
Chevron Corp.	221,675	42,851,994
Exxon Mobil Corp.	440,598	67,997,489
Occidental Petroleum Corp.	594,980	36,043,889
Shell PLC, ADR (United Kingdom)	458,075	41,533,660
Suncor Energy, Inc. (Canada)	590,831	40,486,288
TotalEnergies SE (France)	285,325	26,527,674
		277,439,053
Multi-Utilities–1.26%
Sempra	81,493	7,751,614
Oil & Gas Drilling–2.62%
Helmerich & Payne, Inc.(b)	246,321	9,946,442
Noble Corp. PLC	120,541	6,151,207
		16,097,649
Oil & Gas Equipment & Services–9.97%
Baker Hughes Co., Class A	101,899	7,099,303
SLB Ltd.	428,302	24,361,818
Tenaris S.A.	934,318	29,824,687
		61,285,808
Oil & Gas Exploration & Production–26.58%
Canadian Natural Resources Ltd. (Canada)	630,921	30,116,625
ConocoPhillips	248,457	31,250,921
Devon Energy Corp.	714,870	36,722,872
Diamondback Energy, Inc.	83,652	17,201,361
EQT Corp.	146,860	8,823,349
Expand Energy Corp.	78,771	8,046,458
Permian Resources Corp.	1,076,894	23,282,448
Tourmaline Oil Corp. (Canada)	164,774	7,981,838
		163,425,872
Oil & Gas Refining & Marketing–6.71%
Marathon Petroleum Corp.	83,069	20,625,202
Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66	115,049	$20,611,028
		41,236,230
Oil & Gas Storage & Transportation–6.30%
Cheniere Energy, Inc.	59,792	16,439,810
South Bow Corp. (Canada)	652,096	22,323,013
		38,762,823
Specialty Chemicals–0.81%
Albemarle Corp.	25,425	5,001,098
Total Common Stocks & Other Equity Interests (Cost $434,252,974)		611,000,147
Money Market Funds–0.71%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(c)(d)	1,523,998	1,523,998
Invesco Treasury Portfolio, Institutional Class, 3.55%(c)(d)	2,830,295	2,830,295
Total Money Market Funds (Cost $4,354,293)		4,354,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $438,607,267)		615,354,440
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 3.63%(c)(d)(e)	53,173	53,173
Invesco Private Prime Fund, 3.78%(c)(d)(e)	138,092	138,106
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $191,279)		191,279
TOTAL INVESTMENTS IN SECURITIES–100.11% (Cost $438,798,546)		615,545,719
OTHER ASSETS LESS LIABILITIES—(0.11)%		(655,443)
NET ASSETS–100.00%		$614,890,276
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,767,125	$43,820,947	$(45,064,074)	$-	$-	$1,523,998	$93,899
Invesco Treasury Portfolio, Institutional Class	5,138,980	81,381,759	(83,690,444)	-	-	2,830,295	172,888
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Energy Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,159,115	$381,030,114	$(386,136,056)	$-	$-	$53,173	$435,534*
Invesco Private Prime Fund	13,427,118	718,439,445	(731,724,136)	-	(4,321)	138,106	1,191,332*
Total	$26,492,338	$1,224,672,265	$(1,246,614,710)	$-	$(4,321)	$4,545,572	$1,893,653

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Energy Fund

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $434,252,974)*	$611,000,147
Investments in affiliated money market funds, at value (Cost $4,545,572)	4,545,572
Foreign currencies, at value (Cost $10)	9
Receivable for:
Fund shares sold	921,446
Dividends	76,487
Investment for trustee deferred compensation and retirement plans	235,089
Other assets	106,730
Total assets	616,885,480
Liabilities:
Payable for:
Fund shares reacquired	1,217,952
Collateral upon return of securities loaned	191,279
Accrued fees to affiliates	275,502
Accrued trustees’ and officers’ fees and benefits	2,938
Accrued other operating expenses	68,058
Trustee deferred compensation and retirement plans	239,475
Total liabilities	1,995,204
Net assets applicable to shares outstanding	$614,890,276
Net assets consist of:
Shares of beneficial interest	$626,996,928
Distributable earnings (loss)	(12,106,652)
$614,890,276
Net Assets:
Class A	$393,742,242
Class C	$26,005,376
Class R	$559,245
Class Y	$69,972,913
Investor Class	$100,218,178
Class R5	$6,621,359
Class R6	$17,770,963
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	9,197,344
Class C	743,351
Class R	12,796
Class Y	1,626,940
Investor Class	2,352,463
Class R5	149,193
Class R6	400,090
Class A:
Net asset value per share	$42.81
Maximum offering price per share (Net asset value of $42.81 ÷ 94.50%)	$45.30
Class C:
Net asset value and offering price per share	$34.98
Class R:
Net asset value and offering price per share	$43.70
Class Y:
Net asset value and offering price per share	$43.01
Investor Class:
Net asset value and offering price per share	$42.60
Class R5:
Net asset value and offering price per share	$44.38
Class R6:
Net asset value and offering price per share	$44.42

*	At April 30, 2026, security with a value of $185,748 was on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Energy Fund

Statement of Operations
For the year ended April 30, 2026
Investment income:
Dividends (net of foreign withholding taxes of $711,792)	$16,307,875
Dividends from affiliated money market funds (includes net securities lending income of $149,796)	416,583
Total investment income	16,724,458
Expenses:
Advisory fees	3,365,944
Administrative services fees	60,430
Custodian fees	5,298
Distribution fees:
Class A	734,923
Class C	178,865
Class R	614
Investor Class	205,061
Transfer agent fees — A, C, R, Y and Investor Class	753,520
Transfer agent fees — R5	4,884
Transfer agent fees — R6	2,851
Trustees’ and officers’ fees and benefits	26,185
Registration and filing fees	106,327
Reports to shareholders	62,491
Professional services fees	86,525
Other	16,170
Total expenses	5,610,088
Less: Fees waived and/or expenses reimbursed	(7,946)
Net expenses	5,602,142
Net investment income	11,122,316
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	27,198,707
Affiliated investment securities	(4,321)
Foreign currencies	11,981
27,206,367
Change in net unrealized appreciation of:
Unaffiliated investment securities	190,798,147
Foreign currencies	2,792
190,800,939
Net realized and unrealized gain	218,007,306
Net increase in net assets resulting from operations	$229,129,622
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Energy Fund

Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income	$11,122,316	$10,281,631
Net realized gain	27,206,367	29,456,374
Change in net unrealized appreciation (depreciation)	190,800,939	(77,475,065)
Net increase (decrease) in net assets resulting from operations	229,129,622	(37,737,060)
Distributions to shareholders from distributable earnings:
Class A	(5,906,504)	(10,517,930)
Class C	(254,392)	(826,503)
Class Y	(1,503,372)	(1,990,895)
Investor Class	(1,667,022)	(3,092,584)
Class R5	(107,146)	(214,683)
Class R6	(262,384)	(358,335)
Total distributions from distributable earnings	(9,700,820)	(17,000,930)
Share transactions–net:
Class A	2,979,708	(22,786,401)
Class C	1,244,404	(4,454,542)
Class R	470,663	—
Class Y	3,961,472	(17,390,852)
Investor Class	(10,378,388)	(8,522,207)
Class R5	211,569	(1,668,917)
Class R6	3,596,626	2,568,900
Net increase (decrease) in net assets resulting from share transactions	2,086,054	(52,254,019)
Net increase (decrease) in net assets	221,514,856	(106,992,009)
Net assets:
Beginning of year	393,375,420	500,367,429
End of year	$614,890,276	$393,375,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Energy Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$27.34	$0.79	$15.37	$16.16	$(0.69)	$42.81	60.13%	$393,742	1.22%	1.22%	2.38%	28%
Year ended 04/30/25	31.00	0.67	(3.19)	(2.52)	(1.14)	27.34	(8.29)	252,837	1.23	1.24	2.23	23
Year ended 04/30/24	28.01	0.71	2.87	3.58	(0.59)	31.00	13.03	309,926	1.27	1.28	2.49	28
Year ended 04/30/23	25.05	0.69	2.52	3.21	(0.25)	28.01	12.85	353,050	1.29	1.29	2.52	52
Year ended 04/30/22	15.57	0.43	9.39	9.82	(0.34)	25.05	63.83	301,546	1.36	1.36	2.22	18
Class C
Year ended 04/30/26	22.39	0.44	12.58	13.02	(0.43)	34.98	58.93	26,005	1.97	1.97	1.63	28
Year ended 04/30/25	25.70	0.37	(2.62)	(2.25)	(1.06)	22.39	(8.96)	16,359	1.98	1.99	1.48	23
Year ended 04/30/24	23.40	0.41	2.39	2.80	(0.50)	25.70	12.20	23,366	2.02	2.03	1.74	28
Year ended 04/30/23	21.06	0.41	2.11	2.52	(0.18)	23.40	11.99	31,807	2.04	2.04	1.77	52
Year ended 04/30/22	13.18	0.24	7.91	8.15	(0.27)	21.06	62.54	26,493	2.11	2.11	1.47	18
Class R
Period ended 04/30/26(d)	31.50	0.48	11.72	12.20	—	43.70	38.73	559	1.47 (e)	1.47 (e)	2.13 (e)	28
Class Y
Year ended 04/30/26	27.47	0.89	15.43	16.32	(0.78)	43.01	60.53	69,973	0.97	0.97	2.63	28
Year ended 04/30/25	31.09	0.75	(3.20)	(2.45)	(1.17)	27.47	(8.05)	38,799	0.98	0.99	2.48	23
Year ended 04/30/24	28.10	0.78	2.88	3.66	(0.67)	31.09	13.29	62,430	1.02	1.03	2.74	28
Year ended 04/30/23	25.10	0.76	2.54	3.30	(0.30)	28.10	13.16	64,238	1.04	1.04	2.77	52
Year ended 04/30/22	15.59	0.49	9.39	9.88	(0.37)	25.10	64.20	85,631	1.11	1.11	2.47	18
Investor Class
Year ended 04/30/26	27.21	0.78	15.30	16.08	(0.69)	42.60	60.12	100,218	1.22	1.22	2.38	28
Year ended 04/30/25	30.86	0.67	(3.18)	(2.51)	(1.14)	27.21	(8.30)	72,491	1.23	1.24	2.23	23
Year ended 04/30/24	27.88	0.71	2.86	3.57	(0.59)	30.86	13.05	90,997	1.27	1.28	2.49	28
Year ended 04/30/23	24.94	0.69	2.50	3.19	(0.25)	27.88	12.82	95,589	1.29	1.29	2.52	52
Year ended 04/30/22	15.51	0.43	9.34	9.77	(0.34)	24.94	63.76	96,027	1.36	1.36	2.22	18
Class R5
Year ended 04/30/26	28.33	0.93	15.92	16.85	(0.80)	44.38	60.62	6,621	0.90	0.90	2.70	28
Year ended 04/30/25	32.01	0.80	(3.30)	(2.50)	(1.18)	28.33	(7.97)	4,107	0.90	0.90	2.56	23
Year ended 04/30/24	28.91	0.83	2.97	3.80	(0.70)	32.01	13.42	6,422	0.92	0.92	2.84	28
Year ended 04/30/23	25.81	0.81	2.60	3.41	(0.31)	28.91	13.26	8,359	0.95	0.95	2.86	52
Year ended 04/30/22	16.02	0.53	9.65	10.18	(0.39)	25.81	64.39	6,352	0.97	0.97	2.61	18
Class R6
Year ended 04/30/26	28.35	0.96	15.94	16.90	(0.83)	44.42	60.77	17,771	0.83	0.83	2.77	28
Year ended 04/30/25	32.02	0.82	(3.30)	(2.48)	(1.19)	28.35	(7.92)	8,783	0.83	0.83	2.63	23
Year ended 04/30/24	28.92	0.86	2.96	3.82	(0.72)	32.02	13.50	7,226	0.85	0.85	2.91	28
Year ended 04/30/23	25.82	0.83	2.60	3.43	(0.33)	28.92	13.30	9,037	0.88	0.88	2.93	52
Year ended 04/30/22	16.02	0.56	9.63	10.19	(0.39)	25.82	64.51	7,509	0.91	0.91	2.67	18

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement Date of September 30, 2025.
(e)	Annualized.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Energy Fund

Notes to Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. On September 30, 2025, the fund began offering Class R shares.Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Energy Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
9
Invesco Energy Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $2,899 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - Changes in worldwide energy prices, exploration and production spending, government regulation, war, world events, local and international politics, economic conditions, exchange rates, transportation and storage costs and labor relations can affect companies in the energy sector. In addition, these companies are at an increased risk of civil liability and environmental damage claims, and are also subject to the risk of loss from terrorism and natural disasters. Commodity price volatility, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, and technological developments may also impact the energy sector. Investments in the energy sector may be cyclical and/or highly volatile and subject to swift price fluctuations. Energy markets are subject to both short- and long-term trends that impact demand for and supply of energy commodities. A decrease in the production of energy commodities or a decrease in the volume of such commodities available may adversely impact the financial performance of companies operating in the energy sector. In addition, significant declines in the price of oil may contribute to significant market volatility, which may adversely affect the Fund’s performance.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
10
Invesco Energy Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $350 million	0.750%
Next $350 million	0.650%
Next $1.3 billion	0.550%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.73%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $7,946.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Class R Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $76,567 in front-end sales commissions from the sale of Class A shares and $3,410 and $1,535 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $21,110 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
11
Invesco Energy Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$554,647,786	$56,352,361	$—	$611,000,147
Money Market Funds	4,354,293	191,279	—	4,545,572
Total Investments	$559,002,079	$56,543,640	$—	$615,545,719
NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$9,700,820	$17,000,930

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$11,082,373
Net unrealized appreciation — investments	176,740,825
Net unrealized appreciation — foreign currencies	4,464
Temporary book/tax differences	(118,742)
Capital loss carryforward	(199,815,572)
Shares of beneficial interest	626,996,928
Total net assets	$614,890,276
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of April 30, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$199,815,572	$199,815,572
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $138,050,090 and $131,261,683, respectively. As of April 30, 2026, the aggregate cost of investments,
12
Invesco Energy Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$176,740,825
Aggregate unrealized (depreciation) of investments	—
Net unrealized appreciation of investments	$176,740,825
Cost of investments for tax purposes is $438,804,894.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of foreign currency transactions, on April 30, 2026, undistributed net investment income was increased by $11,980 and undistributed net realized gain (loss) was decreased by $11,980. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 9—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,491,487	$91,337,953	1,116,879	$33,412,087
Class C	287,087	8,769,241	121,358	2,974,653
Class R	14,559	542,687	-	-
Class Y	1,214,810	42,082,385	597,784	18,016,822
Investor Class	299,590	10,611,863	241,633	7,231,404
Class R5	68,474	2,488,164	42,592	1,326,829
Class R6	190,667	7,253,831	173,352	5,332,933
Issued as reinvestment of dividends:
Class A	178,881	5,479,132	338,839	9,724,794
Class C	9,067	227,581	31,720	747,640
Class Y	41,599	1,278,768	54,670	1,575,049
Investor Class	49,797	1,517,805	99,087	2,829,919
Class R5	3,372	106,946	7,152	212,409
Class R6	7,911	251,002	11,253	334,447
Automatic conversion of Class C shares to Class A shares:
Class A	57,284	1,922,622	76,815	2,312,712
Class C	(70,093)	(1,922,622)	(93,254)	(2,312,712)
Reacquired:
Class A	(2,779,066)	(95,759,999)	(2,281,306)	(68,235,994)
Class C	(213,383)	(5,829,796)	(238,199)	(5,864,123)
Class R	(1,763)	(72,024)	-	-
Class Y	(1,041,936)	(39,399,681)	(1,247,796)	(36,982,723)
Investor Class	(661,245)	(22,508,056)	(625,217)	(18,583,530)
Class R5	(67,642)	(2,383,541)	(105,359)	(3,208,155)
Class R6	(108,315)	(3,908,207)	(100,449)	(3,098,480)
Net increase (decrease) in share activity	(28,858)	$2,086,054	(1,778,446)	$(52,254,019)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 29% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Energy Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Energy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Energy Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Energy Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Qualified Dividend Income*	100.00%
Corporate Dividends Received Deduction*	79.99%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	1.36%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
15
Invesco Energy Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Energy Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-ENE-NCSR

Annual Financial Statements and Other Information
April 30, 2026
Invesco Gold & Special Minerals Fund
Nasdaq:
A: OPGSX ■ C: OGMCX ■ R: OGMNX ■ Y: OGMYX ■ R5: IOGYX ■ R6: OGMIX

2	Consolidated Schedule of Investments
5	Consolidated Financial Statements
8	Consolidated Financial Highlights
9	Notes to Consolidated Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Consolidated Schedule of Investments
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–94.86%
Australia–18.31%
Alkane Resources Ltd.(a)	1,512,050	$1,675,454
AngloGold Ashanti PLC	628,470	58,865,723
AngloGold Ashanti PLC	1,345,677	126,130,305
BHP Group Ltd.	269,032	10,648,110
Capricorn Metals Ltd.(b)	842,683	6,986,931
Catalyst Metals Ltd.(a)(b)	357,059	1,368,827
Evolution Mining Ltd.	11,447,269	101,206,950
Genesis Minerals Ltd.(a)	4,597,918	19,811,967
Greatland Resources Ltd.(a)	976,956	9,560,738
Kingsgate Consolidated Ltd.	1,758,876	8,024,582
Northern Star Resources Ltd.	4,342,845	66,568,128
OceanaGold Corp.	2,913,547	90,215,178
Ora Banda Mining Ltd.(a)	5,859,047	5,728,257
Pantoro Gold Ltd.(a)	2,084,941	4,984,920
Perenti Ltd.	1,367,790	1,851,288
Perseus Mining Ltd.	13,378,604	53,617,266
Ramelius Resources Ltd.	11,828,148	29,357,142
Regis Resources Ltd.	12,886,658	66,076,927
Resolute Mining Ltd.(a)	31,678,132	27,107,788
Rio Tinto PLC	18,675	1,881,254
Vault Minerals Ltd.	12,633,205	42,147,628
West African Resources Ltd.(a)	6,746,298	14,689,487
Westgold Resources Ltd.(b)	4,916,004	19,522,388
		768,027,238
Brazil–4.49%
Wheaton Precious Metals Corp.(b)	1,487,391	188,095,466
Canada–40.67%
Agnico Eagle Mines Ltd.	2,255,785	424,561,295
Alamos Gold, Inc., Class A	1,229,369	49,100,998
Andean Precious Metals Corp.(a)	150,624	693,047
Barrick Mining Corp.	5,007,410	196,991,509
Centerra Gold, Inc.	2,491,607	43,362,601
Centerra Gold, Inc.	565,569	9,852,212
Discovery Silver Corp.(a)	1,986,314	12,254,067
DPM Metals, Inc.	1,282,827	43,074,126
Equinox Gold Corp.(b)	774,999	10,818,986
First Majestic Silver Corp.	2,217,400	43,704,954
Fortuna Mining Corp.(a)	3,829,450	36,954,193
Franco-Nevada Corp.	829,076	190,969,366
G Mining Ventures Corp.(a)	223,770	7,755,801
IAMGOLD Corp.(a)	4,227,821	71,323,340
K92 Mining, Inc.(a)	2,677,917	49,207,353
Kinross Gold Corp.	6,415,092	193,992,382
Lundin Gold, Inc.	828,446	55,676,987
Novagold Resources, Inc.(a)	93,687	755,117
OR Royalties, Inc.	906,296	33,451,385
Orla Mining Ltd.	215,141	2,819,236
Orla Mining Ltd.	969,903	12,705,729
Pan American Silver Corp.	2,451,684	128,198,556
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,575,569
SSR Mining, Inc.	1,717,277	49,474,750
Shares		Value
Canada–(continued)
Torex Gold Resources, Inc.	300,215	$12,363,549
Triple Flag Precious Metals Corp.	50,145	1,600,683
Triple Flag Precious Metals Corp.	120,794	3,854,537
Wesdome Gold Mines Ltd.(a)	1,060,452	18,845,888
		1,705,938,216
China–3.39%
China Gold International Resources Corp. Ltd.	563,100	12,095,582
Zijin Mining Group Co. Ltd., H Shares	28,050,000	130,264,157
		142,359,739
Colombia–0.41%
Aris Mining Corp.(a)	953,340	17,040,597
Hong Kong–0.64%
Zijin Gold International Co. Ltd.(a)(b)	1,356,200	26,789,723
Indonesia–0.81%
PT Aneka Tambang Tbk	153,448,000	33,300,429
PT Trimegah Bangun Persada Tbk	10,580,800	639,538
		33,939,967
Ivory Coast–0.88%
Endeavour Mining PLC	640,145	36,862,474
Japan–0.12%
ARE Holdings, Inc.	222,700	5,097,943
Mexico–0.81%
Fresnillo PLC	751,619	33,189,060
Grupo Mexico S.A.B. de C.V., Class B	85,300	933,644
		34,122,704
Peru–0.58%
Compania de Minas Buenaventura S.A.A., ADR	461,103	15,027,347
Hochschild Mining PLC	1,088,578	9,293,807
		24,321,154
South Africa–4.73%
Caledonia Mining Corp. PLC	340,906	7,806,747
DRDGOLD Ltd., ADR	40,710	1,105,684
Gold Fields Ltd., ADR	3,504,423	148,867,889
Harmony Gold Mining Co. Ltd., ADR	1,353,612	21,346,461
Pan African Resources PLC	5,621,639	10,735,112
Valterra Platinum Ltd.	103,374	8,326,048
		198,187,941
Turkey–0.60%
Eldorado Gold Corp.	814,476	25,322,059
United States–18.42%
Aura Minerals, Inc.	369,951	31,360,746
Coeur Mining, Inc.(a)	5,048,625	90,723,791
Compass Minerals International, Inc.(a)(b)	33,199	886,745
Hecla Mining Co.	4,315,917	77,772,824
Newmont Corp.	4,727,226	525,147,537
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
2
Invesco Gold & Special Minerals Fund

	Shares	Value
United States–(continued)
Royal Gold, Inc.	199,744	$46,616,255
		772,507,898
Total Common Stocks & Other Equity Interests (Cost $1,928,673,613)		3,978,613,119
	Principal Amount
Equity Linked Notes–2.06%
Canada–0.39%
Canadian Imperial Bank of Commerce (VanEck Gold Miners ETF), 54.75%, 05/19/2026(c)	$16,289,000	16,243,032
United Kingdom–0.55%
Barclays Bank PLC (VanEck Gold Miners ETF), 58.94%, 05/12/2026(c)	23,115,000	23,239,544
United States–1.12%
Citigroup, Inc. (VanEck Gold Miners ETF), 57.53%, 05/05/2026(c)	12,421,000	12,500,395
JPMorgan Chase & Co. (VanEck Gold Miners ETF), 58.36%, 05/27/2026(c)	26,980,000	27,261,105
Wells Fargo & Co. (VanEck Gold Miners ETF), 75.46%, 06/02/2026(c)	7,200,000	7,200,000
		46,961,500
Total Equity Linked Notes (Cost $86,005,000)		86,444,076
	Shares
Exchange-Traded Funds–0.19%
United States–0.19%
SPDR® Gold Trust–ETF(a)	2,000	847,320
Shares		Value
United States–(continued)
VanEck Gold Miners ETF(b)	80,000	$7,063,200
Total Exchange-Traded Funds (Cost $4,650,370)		7,910,520
Money Market Funds–2.90%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	42,634,913	42,634,913
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	79,179,096	79,179,096
Total Money Market Funds (Cost $121,814,009)		121,814,009
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.01% (Cost $2,141,142,992)		4,194,781,724
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.60%
Invesco Private Government Fund, 3.63%(d)(e)(f)	6,970,773	6,970,773
Invesco Private Prime Fund, 3.78%(d)(e)(f)	18,120,146	18,121,958
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,092,741)		25,092,731
TOTAL INVESTMENTS IN SECURITIES—100.61% (Cost $2,166,235,733)		4,219,874,455
OTHER ASSETS LESS LIABILITIES–(0.61)%		(25,682,866)
NET ASSETS–100.00%		$4,194,191,589
Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Rts.	– Rights
SPDR	– Standard & Poor’s Depositary Receipt
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
April 30, 2026 was $86,444,076, which represented 2.06% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,226,916	$337,133,702	$(318,725,705)	$-	$-	$42,634,913	$1,788,992
Invesco Treasury Portfolio, Institutional Class	44,992,815	626,105,447	(591,919,166)	-	-	79,179,096	3,291,854
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
3
Invesco Gold & Special Minerals Fund

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$760,113,762	$(753,142,989)	$-	$-	$6,970,773	$697,603*
Invesco Private Prime Fund	-	1,549,506,199	(1,531,395,400)	(10)	11,169	18,121,958	1,914,644*
Total	$69,219,731	$3,272,859,110	$(3,195,183,260)	$(10)	$11,169	$146,906,740	$7,693,093

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Consolidated Statement of
Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1K.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
4
Invesco Gold & Special Minerals Fund

Consolidated Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,019,328,983)*	$4,072,967,715
Investments in affiliated money market funds, at value (Cost $146,906,750)	146,906,740
Cash	1,025,081
Foreign currencies, at value (Cost $4,205,857)	4,231,913
Receivable for:
Fund shares sold	3,792,384
Dividends	2,275,498
Interest	1,478,833
Investment for trustee deferred compensation and retirement plans	172,178
Other assets	92,647
Total assets	4,232,942,989
Liabilities:
Payable for:
Investments purchased	7,200,000
Fund shares reacquired	4,659,318
Collateral upon return of securities loaned	25,092,741
Accrued fees to affiliates	1,435,182
Accrued trustees’ and officers’ fees and benefits	23,079
Accrued other operating expenses	162,631
Trustee deferred compensation and retirement plans	178,449
Total liabilities	38,751,400
Net assets applicable to shares outstanding	$4,194,191,589
Net assets consist of:
Shares of beneficial interest	$2,582,867,916
Distributable earnings	1,611,323,673
$4,194,191,589
Net Assets:
Class A	$1,823,518,678
Class C	$120,561,492
Class R	$315,809,808
Class Y	$1,051,814,814
Class R5	$3,598,006
Class R6	$878,888,791
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	29,541,955
Class C	2,218,292
Class R	5,426,173
Class Y	16,985,180
Class R5	58,055
Class R6	14,042,228
Class A:
Net asset value per share	$61.73
Maximum offering price per share (Net asset value of $61.73 ÷ 94.50%)	$65.32
Class C:
Net asset value and offering price per share	$54.35
Class R:
Net asset value and offering price per share	$58.20
Class Y:
Net asset value and offering price per share	$61.93
Class R5:
Net asset value and offering price per share	$61.98
Class R6:
Net asset value and offering price per share	$62.59

*	At April 30, 2026, securities with an aggregate value of $24,891,532 were on loan to brokers.
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
5
Invesco Gold & Special Minerals Fund

Consolidated Statement of Operations
For the year ended April 30, 2026
Investment income:
Interest	$31,175,398
Dividends (net of foreign withholding taxes of $4,514,695)	53,305,492
Dividends from affiliated money market funds (includes net securities lending income of $243,180)	5,324,026
Total investment income	89,804,916
Expenses:
Advisory fees	19,721,788
Administrative services fees	532,074
Custodian fees	83,810
Distribution fees:
Class A	3,898,361
Class C	1,103,309
Class R	1,377,770
Transfer agent fees — A, C, R and Y	4,238,235
Transfer agent fees — R5	3,131
Transfer agent fees — R6	208,784
Trustees’ and officers’ fees and benefits	44,689
Registration and filing fees	141,660
Reports to shareholders	178,598
Professional services fees	110,808
Other	32,081
Total expenses	31,675,098
Less: Fees waived and/or expenses reimbursed	(147,400)
Net expenses	31,527,698
Net investment income	58,277,218
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	973,278,720
Affiliated investment securities	11,169
Foreign currencies	(194,681)
Forward foreign currency contracts	15,447
Options written	(15,777,601)
957,333,054
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	949,481,839
Affiliated investment securities	(10)
Foreign currencies	29,716
Options written	23,477,079
972,988,624
Net realized and unrealized gain	1,930,321,678
Net increase in net assets resulting from operations	$1,988,598,896
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
6
Invesco Gold & Special Minerals Fund

Consolidated Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income	$58,277,218	$6,223,064
Net realized gain	957,333,054	311,010,320
Change in net unrealized appreciation	972,988,624	454,427,452
Net increase in net assets resulting from operations	1,988,598,896	771,660,836
Distributions to shareholders from distributable earnings:
Class A	(7,742,339)	(7,106,191)
Class C	—	(451,588)
Class R	(898,437)	(1,020,220)
Class Y	(6,334,700)	(5,258,849)
Class R5	(21,183)	(22,650)
Class R6	(5,696,935)	(4,144,414)
Total distributions from distributable earnings	(20,693,594)	(18,003,912)
Share transactions–net:
Class A	(122,529,174)	(62,664,427)
Class C	(17,963,679)	(19,310,437)
Class R	(5,499,259)	5,067,984
Class Y	(130,918,205)	(34,947,185)
Class R5	187,035	108,766
Class R6	(8,738,572)	3,077,537
Net increase (decrease) in net assets resulting from share transactions	(285,461,854)	(108,667,762)
Net increase in net assets	1,682,443,448	644,989,162
Net assets:
Beginning of year	2,511,748,141	1,866,758,979
End of year	$4,194,191,589	$2,511,748,141
See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
7
Invesco Gold & Special Minerals Fund

Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$34.55	$0.76	$26.67	$27.43	$(0.25)	$61.73	79.44%(d)	$1,823,519	0.94%(d)	0.94%(d)	1.46%(d)	74%
Year ended 04/30/25	24.37	0.06	10.34	10.40	(0.22)	34.55	42.93 (d)	1,099,366	1.05 (d)	1.05 (d)	0.20 (d)	47
Year ended 04/30/24	24.58	0.06	(0.08)	(0.02)	(0.19)	24.37	(0.04)(d)	831,276	1.10 (d)	1.10 (d)	0.26 (d)	30
Year ended 04/30/23	26.81	0.09	(2.22)	(2.13)	(0.10)	24.58	(7.90)(d)	924,057	1.06 (d)	1.06 (d)	0.43 (d)	30
Year ended 04/30/22	27.70	0.05	(0.01)	0.04	(0.93)	26.81	0.43 (d)	1,070,962	1.05 (d)	1.05 (d)	0.19 (d)	32
Class C
Year ended 04/30/26	30.52	0.32	23.51	23.83	—	54.35	78.08	120,561	1.70	1.70	0.70	74
Year ended 04/30/25	21.65	(0.14)	9.17	9.03	(0.16)	30.52	41.88	79,726	1.81	1.81	(0.56)	47
Year ended 04/30/24	21.84	(0.10)	(0.08)	(0.18)	(0.01)	21.65	(0.82)	73,420	1.86	1.86	(0.50)	30
Year ended 04/30/23	23.89	(0.06)	(1.99)	(2.05)	—	21.84	(8.58)	93,031	1.82	1.82	(0.33)	30
Year ended 04/30/22	24.98	(0.14)	(0.02)	(0.16)	(0.93)	23.89	(0.34)	116,380	1.81	1.81	(0.57)	32
Class R
Year ended 04/30/26	32.62	0.60	25.14	25.74	(0.16)	58.20	78.94	315,810	1.20	1.20	1.20	74
Year ended 04/30/25	23.05	(0.02)	9.79	9.77	(0.20)	32.62	42.62	179,910	1.31	1.31	(0.06)	47
Year ended 04/30/24	23.26	0.00	(0.08)	(0.08)	(0.13)	23.05	(0.31)	123,912	1.36	1.36	0.00	30
Year ended 04/30/23	25.35	0.04	(2.10)	(2.06)	(0.03)	23.26	(8.10)	136,937	1.32	1.32	0.17	30
Year ended 04/30/22	26.32	(0.02)	(0.02)	(0.04)	(0.93)	25.35	0.14	157,476	1.31	1.31	(0.07)	32
Class Y
Year ended 04/30/26	34.63	0.89	26.76	27.65	(0.35)	61.93	79.89	1,051,815	0.70	0.70	1.70	74
Year ended 04/30/25	24.40	0.13	10.36	10.49	(0.26)	34.63	43.29	660,652	0.81	0.81	0.44	47
Year ended 04/30/24	24.61	0.11	(0.08)	0.03	(0.24)	24.40	0.21	494,604	0.86	0.86	0.50	30
Year ended 04/30/23	26.86	0.15	(2.24)	(2.09)	(0.16)	24.61	(7.68)	568,856	0.82	0.82	0.67	30
Year ended 04/30/22	27.69	0.12	(0.02)	0.10	(0.93)	26.86	0.64	675,653	0.81	0.81	0.43	32
Class R5
Year ended 04/30/26	34.65	0.92	26.78	27.70	(0.37)	61.98	79.99	3,598	0.66	0.66	1.74	74
Year ended 04/30/25	24.42	0.15	10.36	10.51	(0.28)	34.65	43.37	1,834	0.73	0.73	0.52	47
Year ended 04/30/24	24.63	0.13	(0.08)	0.05	(0.26)	24.42	0.31	1,246	0.76	0.76	0.60	30
Year ended 04/30/23	26.89	0.17	(2.24)	(2.07)	(0.19)	24.63	(7.60)	1,144	0.73	0.73	0.76	30
Year ended 04/30/22	27.69	0.14	(0.01)	0.13	(0.93)	26.89	0.75	2,164	0.72	0.72	0.52	32
Class R6
Year ended 04/30/26	34.98	0.97	27.03	28.00	(0.39)	62.59	80.12	878,889	0.59	0.59	1.81	74
Year ended 04/30/25	24.65	0.17	10.46	10.63	(0.30)	34.98	43.47	490,261	0.66	0.66	0.59	47
Year ended 04/30/24	24.87	0.15	(0.08)	0.07	(0.29)	24.65	0.38	342,300	0.69	0.69	0.67	30
Year ended 04/30/23	27.15	0.18	(2.25)	(2.07)	(0.21)	24.87	(7.52)	340,370	0.66	0.66	0.83	30
Year ended 04/30/22	27.94	0.16	(0.02)	0.14	(0.93)	27.15	0.78	354,476	0.65	0.65	0.59	32

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
April 30, 2026, 2025, 2024, 2023 and 2022, respectively.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.
8
Invesco Gold & Special Minerals Fund

Notes to Consolidated Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Gold & Special Minerals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these consolidated financial statements pertains only to the Fund and the Invesco Gold & Special Minerals Fund (Cayman) Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary by the Fund organized under the laws of the Cayman Islands. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund will seek to gain exposure to the commodity market through investments in the Subsidiary. The Subsidiary was organized by the Fund to invest in gold bullion and other precious metals, shares of exchange-traded funds that invest in gold bullion (Gold ETFs), commodity linked derivatives related to gold or other special mineral (including commodity futures, financial futures, options and swap contracts, and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions). The Fund may invest up to 25% of its total assets in the Subsidiary.
The Fund’s investment objective is to seek capital appreciation.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment ("unreliable"). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board-approved policies and related Adviser procedures ("Valuation Procedures"). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Equity-linked notes are valued using an independent pricing service provider whose calculations are based on various data points that are included in the trade terms.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
9
Invesco Gold & Special Minerals Fund

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.
In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their
10
Invesco Gold & Special Minerals Fund

duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s consolidated financial statements.
J.
Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, or an index or basket of securities (underlying securities)) and one or more related equity derivatives, such as put or call options, or a combination thereof. Unlike a direct investment in equity securities, ELNs have a maturity date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability. Upon the maturity of an ELN, the Fund generally receives an interest coupon payment and the par value of the note plus or minus a return based on the performance of the underlying securities and the related equity derivatives. If the underlying securities have depreciated in value or if their price appreciates or depreciates outside of a preset range, depending on the type of ELN, the Fund may receive only the principal amount of the note or less than the principal amount of the note, or may even lose the entire principal invested in the ELN. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends.
ELNs utilized by the Fund may involve synthetic exposure to options that can create economic leverage risk which, depending on the performance of the underlying securities, could magnify or otherwise increase investment losses to the Fund and result in losses on the ELN that exceed the losses on the underlying securities. The economic leverage associated with investments in ELNs is distinguishable from indebtedness leverage in that it does not expose the Fund to losing more than the principal amount of the ELN. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment. In addition, investments in ELNs allow for enhanced yield but are subject to limited upside appreciation potential based on movements of the underlying securities. Investing in ELNs may be more costly to the Fund than if the Fund had invested in the underlying securities directly.
K.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Consolidated Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Consolidated Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $12,772 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Consolidated Statement of Operations.
L.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Consolidated Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the
11
Invesco Gold & Special Minerals Fund

market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
M.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.
N.
Call Options Purchased and Written – The Fund may write call options to seek to manage risk exposures in the Fund’s investment portfolio or to earn premiums and/or buy call options for the purpose of acquiring the underlying reference asset for its portfolio, or on underlying reference assets against which it has written other call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period.  An uncovered call option exists without the ownership of the underlying security.  Options written by the Fund normally will have expiration dates between three and nine months from the date written.  The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities.  The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written.  If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished.  If a written call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.  Realized and unrealized gains and losses on call options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Options written. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities.  The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased.  Realized and unrealized gains and losses on call options purchased are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities.  A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.
Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts.  By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price.  In return for this right, the Fund pays an option premium.  The option’s underlying instrument may be a security, securities index, or a futures contract.
Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell.  If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses.  At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities.  The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised.  The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.  Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities.  Realized and unrealized gains and losses on put options purchased and put options written are included in the Consolidated Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Options written, respectively. Cash held as collateral, if any, is recorded as deposits with brokers on the Consolidated Statement of Assets and Liabilities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised.  In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
P.
Other Risks - The Subsidiary will seek to gain exposure to gold bullion and other precious metals, Gold ETFs, commodity-linked derivatives related to gold or other special minerals (including commodity futures, financial futures, options and swap contracts), and certain fixed income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
By investing in the Subsidiary, the Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, except as otherwise noted in the Fund’s prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended, and could negatively affect the Fund and its shareholders.
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Invesco Gold & Special Minerals Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.750%
Next $150 million	0.720%
Next $350 million	0.680%
Next $1.3 billion	0.560%
Next $2 billion	0.460%
Next $2 billion	0.410%
Next $2 billion	0.385%
Over $8 billion	0.360%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.53%.
The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above. To the extent the Fund invests in the Subsidiary, the Adviser shall not collect the portion of the advisory fee that the Adviser would otherwise be entitled to collect from the Fund, in an amount equal to 100% of the advisory fee that the Adviser receives from the Subsidiary.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $147,400.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $245,426 in front-end sales commissions from the sale of Class A shares and $39,854 and $7,820 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $7,950 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
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Invesco Gold & Special Minerals Fund

NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$216,345,483	$551,681,755	$—	$768,027,238
Brazil	188,095,466	—	—	188,095,466
Canada	1,705,938,216	16,243,032	—	1,722,181,248
China	—	142,359,739	—	142,359,739
Colombia	17,040,597	—	—	17,040,597
Hong Kong	—	26,789,723	—	26,789,723
Indonesia	—	33,939,967	—	33,939,967
Ivory Coast	36,862,474	—	—	36,862,474
Japan	—	5,097,943	—	5,097,943
Mexico	933,644	33,189,060	—	34,122,704
Peru	15,027,347	9,293,807	—	24,321,154
South Africa	179,126,781	19,061,160	—	198,187,941
Turkey	25,322,059	—	—	25,322,059
United Kingdom	—	23,239,544	—	23,239,544
United States	780,418,418	46,961,500	—	827,379,918
Money Market Funds	121,814,009	25,092,731	—	146,906,740
Total Investments	$3,286,924,494	$932,949,961	$—	$4,219,874,455
NOTE 4—Derivative Investments
The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Consolidated Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
	Location of Gain (Loss) on Consolidated Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain (Loss):
Forward foreign currency contracts	$15,447	$-	$15,447
Options written	-	(15,777,601)	(15,777,601)
Change in Net Unrealized Appreciation:
Options written	-	23,477,079	23,477,079
Total	$15,447	$7,699,478	$7,714,925
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Invesco Gold & Special Minerals Fund

The table below summarizes the average notional value of derivatives held during the period.
	Forward Foreign Currency Contracts	Equity Options Written
Average notional value	$2,501,258	$95,551,109
Average contracts	—	27,000

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$20,693,594	$18,003,912

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$42,332,951
Net unrealized appreciation — investments	2,048,839,350
Net unrealized appreciation — foreign currencies	35,158
Temporary book/tax differences	(142,421)
Capital loss carryforward	(479,741,365)
Shares of beneficial interest	2,582,867,916
Total net assets	$4,194,191,589
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to passive foreign investment companies, straddles and wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of April 30, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$—	$479,741,365	$479,741,365
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $2,621,278,232 and $3,080,571,827, respectively. As of April 30, 2026, the aggregate cost of investments,
15
Invesco Gold & Special Minerals Fund

including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,069,606,113
Aggregate unrealized (depreciation) of investments	(20,766,763)
Net unrealized appreciation of investments	$2,048,839,350
Cost of investments for tax purposes is $2,171,035,105.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of passive foreign investment companies, on April 30, 2026, undistributed net investment income was increased by $71,377,272, undistributed net realized gain (loss) was decreased by $71,365,410 and shares of beneficial interest was decreased by $11,862. This reclassification had no effect on the net assets of the Fund.
NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	7,850,759	$416,937,259	7,058,880	$206,135,670
Class C	561,727	26,860,339	486,174	12,558,953
Class R	2,013,662	101,696,709	1,988,938	54,540,275
Class Y	5,088,857	267,017,962	5,833,250	169,171,248
Class R5	21,781	1,065,144	71,198	2,075,593
Class R6	7,949,166	425,005,177	7,156,773	209,184,071
Issued as reinvestment of dividends:
Class A	121,681	7,111,055	239,557	6,523,127
Class C	-	-	16,431	396,306
Class R	16,276	897,781	39,632	1,019,348
Class Y	84,210	4,933,000	150,270	4,097,851
Class R5	359	21,046	826	22,544
Class R6	94,322	5,582,001	146,043	4,020,553
Automatic conversion of Class C shares to Class A shares:
Class A	292,667	15,717,699	414,873	11,742,719
Class C	(332,028)	(15,717,699)	(468,421)	(11,742,719)
Reacquired:
Class A	(10,546,444)	(562,295,187)	(10,006,079)	(287,065,943)
Class C	(624,078)	(29,106,319)	(812,582)	(20,522,977)
Class R	(2,119,813)	(108,093,749)	(1,888,693)	(50,491,639)
Class Y	(7,265,982)	(402,869,167)	(7,175,934)	(208,216,284)
Class R5	(17,011)	(899,155)	(70,145)	(1,989,371)
Class R6	(8,014,843)	(439,325,750)	(7,177,018)	(210,127,087)
Net increase (decrease) in share activity	(4,824,732)	$(285,461,854)	(3,996,027)	$(108,667,762)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16
Invesco Gold & Special Minerals Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Gold & Special Minerals Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Invesco Gold & Special Minerals Fund and its subsidiary (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related consolidated statement of operations for the year ended April 30, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the consolidated financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the “consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
17
Invesco Gold & Special Minerals Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Qualified Dividend Income*	92.18%
Corporate Dividends Received Deduction*	15.49%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	4.66%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
18
Invesco Gold & Special Minerals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco Gold & Special Minerals Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
O-GSM-NCSR

Annual Financial Statements and Other Information
April 30, 2026
Invesco Small Cap Value Fund
Nasdaq:
A: VSCAX ■ C: VSMCX ■ R: VSRAX ■ Y: VSMIX ■ R6: SMVSX

2	Schedule of Investments
6	Financial Statements
9	Financial Highlights
10	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–98.41%
Agricultural & Farm Machinery–0.91%
AGCO Corp.(b)	812,515	$98,330,565
Agricultural Products & Services–1.02%
Darling Ingredients, Inc.(b)(c)	1,704,899	109,505,663
Application Software–0.26%
Mitek Systems, Inc.(b)(c)	1,986,370	27,729,725
Asset Management & Custody Banks–0.36%
WisdomTree, Inc.(b)	2,277,798	38,722,566
Cargo Ground Transportation–2.57%
ArcBest Corp.	739,500	94,338,015
Saia, Inc.(c)	304,511	136,670,627
Werner Enterprises, Inc.(b)	1,245,928	45,937,365
		276,946,007
Casinos & Gaming–0.65%
PENN Entertainment, Inc.(b)(c)	4,024,925	70,275,191
Commodity Chemicals–0.23%
Cabot Corp.(b)	165,444	12,732,570
Orion S.A. (Germany)	1,541,648	11,593,193
		24,325,763
Communications Equipment–2.57%
Applied Optoelectronics, Inc.(b)(c)	980,734	161,193,440
Lumentum Holdings, Inc.(b)(c)	128,081	115,570,048
		276,763,488
Construction & Engineering–0.58%
AECOM	548,453	46,124,897
Orion Group Holdings, Inc.(b)(c)	1,225,518	16,691,555
		62,816,452
Construction Machinery & Heavy Transportation Equipment– 2.13%
Astec Industries, Inc.	461,113	29,981,567
NFI Group, Inc. (Canada)(c)	1,451,188	23,247,212
Oshkosh Corp.(b)	803,527	125,591,270
Terex Corp.	802,148	49,893,606
		228,713,655
Construction Materials–0.92%
James Hardie Industries PLC(b)(c)	4,702,881	98,713,472
Copper–0.69%
Capstone Copper Corp. (Canada)(c)	8,924,992	74,377,671
Diversified Banks–0.63%
Fifth Third Bancorp(b)	1,325,179	67,266,086
Diversified Chemicals–0.40%
Huntsman Corp.(b)	2,966,263	42,625,199
Diversified Metals & Mining–2.42%
Hudbay Minerals, Inc. (Canada)	5,181,914	119,754,033
Teck Resources Ltd., Class B (Canada)	2,411,972	140,931,524
		260,685,557
Shares		Value
Electric Utilities–1.76%
NRG Energy, Inc.	1,218,507	$189,575,319
Electrical Components & Equipment–4.25%
EnerSys	576,964	123,043,343
Generac Holdings, Inc.(c)	649,215	168,296,004
Regal Rexnord Corp.(b)	769,993	165,571,595
		456,910,942
Electronic Components–4.13%
Coherent Corp.(c)	1,388,577	443,941,953
Electronic Equipment & Instruments–0.55%
Crane NXT Co.(b)	1,326,678	59,275,973
Environmental & Facilities Services–0.54%
ABM Industries, Inc.(b)	1,436,098	58,592,798
Fertilizers & Agricultural Chemicals–0.26%
Mosaic Co. (The)(b)	1,197,010	27,854,423
Gold–2.28%
Equinox Gold Corp. (Canada)(b)	6,982,499	97,475,686
OR Royalties, Inc. (Canada)	1,277,900	47,066,910
Royal Gold, Inc.(b)	433,712	101,219,706
		245,762,302
Health Care Equipment–4.97%
Globus Medical, Inc., Class A(b)(c)	1,940,631	175,006,103
Integer Holdings Corp.(b)(c)(d)	2,105,208	186,331,960
Integra LifeSciences Holdings Corp.(c)	3,389,024	35,720,313
LivaNova PLC(b)(c)	1,679,556	100,941,316
QuidelOrtho Corp.(b)(c)	3,020,112	37,147,378
		535,147,070
Health Care Facilities–0.51%
Concentra Group Holdings Parent, Inc.	2,430,702	54,617,874
Hotels, Resorts & Cruise Lines–0.68%
Expedia Group, Inc.	99,897	24,811,418
Travel + Leisure Co.(b)	748,310	48,385,725
		73,197,143
Industrial Machinery & Supplies & Components–2.74%
Gates Industrial Corp. PLC(c)	2,298,450	58,863,305
Middleby Corp. (The)(b)(c)	770,562	108,156,082
Timken Co. (The)(b)	1,155,187	128,098,686
		295,118,073
Investment Banking & Brokerage–0.57%
Lazard, Inc.(b)	1,260,985	61,157,773
Life & Health Insurance–2.03%
Globe Life, Inc.	1,416,810	218,613,783
Life Sciences Tools & Services–2.38%
Avantor, Inc.(b)(c)	3,413,368	27,648,281
Charles River Laboratories International, Inc.(b)(c)	627,460	104,766,996
ICON PLC(b)(c)	1,042,659	123,377,839
		255,793,116
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Shares		Value
Metal, Glass & Plastic Containers–1.04%
Crown Holdings, Inc.(b)	1,135,119	$111,593,549
Office Services & Supplies–0.19%
MillerKnoll, Inc.(b)	1,289,536	20,735,739
Oil & Gas Drilling–1.23%
Patterson-UTI Energy, Inc.(b)	10,814,304	132,150,795
Oil & Gas Equipment & Services–0.51%
Helix Energy Solutions Group, Inc.(c)	5,339,154	55,260,244
Oil & Gas Exploration & Production–14.46%
Advantage Energy Ltd. (Canada)(c)	5,069,227	38,550,532
Antero Resources Corp.(b)(c)	4,048,150	158,930,369
APA Corp.(b)	3,695,960	150,536,451
ARC Resources Ltd. (Canada)	3,634,890	86,219,425
California Resources Corp.(b)	1,519,704	103,734,995
Chord Energy Corp.(b)	1,135,069	165,266,046
Crescent Energy Co., Class A(b)	6,254,043	84,116,878
EQT Corp.	542,412	32,588,113
Expand Energy Corp.	820,144	83,777,710
Kosmos Energy Ltd. (Ghana)(b)(c)	8,853,928	27,270,098
Murphy Oil Corp.(b)	2,039,476	85,168,518
Northern Oil and Gas, Inc.(b)	1,721,189	46,747,493
Ovintiv, Inc.(b)	3,167,737	194,974,212
Range Resources Corp.(b)	2,832,690	123,222,015
Viper Energy, Inc., Class A(b)	1,583,325	78,184,589
Whitecap Resources, Inc. (Canada)	8,146,613	96,138,850
		1,555,426,294
Regional Banks–11.15%
Citizens Financial Group, Inc.	1,481,662	96,382,113
East West Bancorp, Inc.	1,235,859	156,299,088
Five Star Bancorp	290,943	11,768,644
Huntington Bancshares, Inc.	6,513,857	109,172,243
Pinnacle Financial Partners, Inc.	1,669,942	165,224,061
Renasant Corp.(b)	2,493,940	99,483,267
SouthState Bank Corp.	1,747,884	170,715,830
Webster Financial Corp.	2,463,735	178,275,865
Western Alliance Bancorporation	2,599,283	211,945,536
		1,199,266,647
Research & Consulting Services–3.87%
Amentum Holdings, Inc.(b)(c)	4,226,948	110,872,846
KBR, Inc.	3,800,874	142,494,766
Parsons Corp.(b)(c)	919,583	46,356,179
Science Applications International Corp.(b)	1,210,684	117,157,891
		416,881,682
Semiconductor Materials & Equipment–7.53%
Entegris, Inc.(b)	1,985,520	280,712,818
Ichor Holdings Ltd.(b)(c)	1,387,337	91,522,622
MKS, Inc.(b)	1,146,556	325,335,265
Ultra Clean Holdings, Inc.(b)(c)	1,433,961	112,064,052
		809,634,757
Semiconductors–9.51%
Allegro MicroSystems, Inc.(b)(c)	4,439,786	215,329,621
Shares		Value
Semiconductors–(continued)
Melexis N.V. (Belgium)(d)	2,287,524	$192,505,439
Penguin Solutions, Inc.(b)(c)(d)	3,983,761	121,146,172
Rambus, Inc.(b)(c)	2,793,457	321,554,835
Silicon Motion Technology Corp., ADR (Taiwan)	787,166	172,216,178
		1,022,752,245
Silver–0.40%
Pan American Silver Corp. (Canada)	828,493	43,321,899
Specialized Finance–0.20%
Burford Capital Ltd.(b)	4,359,943	21,450,920
Specialty Chemicals–2.53%
Avient Corp.(b)	1,707,541	63,315,620
Element Solutions, Inc.(b)	4,914,105	209,291,732
		272,607,352
Trading Companies & Distributors–1.80%
MSC Industrial Direct Co., Inc., Class A(b)	710,138	72,625,814
WESCO International, Inc.	345,802	120,726,394
		193,352,208
Total Common Stocks & Other Equity Interests (Cost $7,665,892,028)		10,587,789,933

Exchange-Traded Funds–0.43%
VanEck Junior Gold Miners ETF (Cost $47,209,351)(b)	402,475	46,823,941
Money Market Funds–1.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	38,097,011	38,097,011
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	70,379,737	70,379,737
Total Money Market Funds (Cost $108,476,748)		108,476,748
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $7,821,578,127)		10,743,090,622
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.54%
Invesco Private Government Fund, 3.63%(d)(e)(f)	128,814,200	128,814,200
Invesco Private Prime Fund, 3.78%(d)(e)(f)	359,675,432	359,711,400
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $488,525,600)		488,525,600
TOTAL INVESTMENTS IN SECURITIES–104.39% (Cost $8,310,103,727)		11,231,616,222
OTHER ASSETS LESS LIABILITIES—(4.39)%		(472,323,086)
NET ASSETS–100.00%		$10,759,293,136
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at April 30, 2026.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,578,828	$1,299,582,483	$(1,309,064,300)	$-	$-	$38,097,011	$3,359,913
Invesco Treasury Portfolio, Institutional Class	87,988,824	2,413,510,326	(2,431,119,413)	-	-	70,379,737	6,170,272
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	88,744,817	1,513,030,349	(1,472,960,966)	-	-	128,814,200	4,563,257*
Invesco Private Prime Fund	239,843,403	3,395,203,794	(3,275,317,209)	9,075	(27,663)	359,711,400	12,442,283*
Investments in Other Affiliates:
Endava PLC, ADR	57,887,514	1,663,532	(30,754,436)	47,161,557	(75,958,167)	-	-
Ichor Holdings Ltd.**,***	6,640,482	54,259,780	(66,968,304)	65,566,490	32,024,174	91,522,622	-
Integer Holdings Corp.	-	162,883,936	-	23,448,024	-	186,331,960	-
Melexis N.V.	-	174,881,506	(13,350,586)	33,154,586	(2,180,067)	192,505,439	616,354
Penguin Solutions, Inc.	-	94,397,110	(9,724,190)	38,921,790	(2,448,538)	121,146,172	-
QuidelOrtho Corp.**	101,722,099	62,660,965	(73,045,138)	5,277,555	(59,468,103)	37,147,378	-
TrueBlue, Inc.	7,467,265	316,485	(5,689,145)	9,177,836	(11,272,441)	-	-
Total	$637,873,232	$9,172,390,266	$(8,687,993,687)	$222,716,913	$(119,330,805)	$1,225,655,919	$27,152,079

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	At April 30, 2026, this security was no longer an affiliate of the Fund.
***	As of April 30, 2025, this security was not considered as an affiliate of the Fund.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/29/2026	Bank of New York Mellon (The)	USD	3,611,616	EUR	3,079,052	$6,186
05/29/2026	Citibank, N.A.	USD	3,385,411	EUR	2,891,495	12,017
05/29/2026	Goldman Sachs International	USD	7,361,568	EUR	6,298,118	38,548
05/29/2026	Merrill Lynch International	USD	6,054,112	EUR	5,156,351	4,459
Subtotal—Appreciation						61,210
Currency Risk
05/29/2026	Barclays Bank PLC	EUR	2,398,761	USD	2,814,193	(4,286)
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/29/2026	Royal Bank of Canada	EUR	169,119,812	USD	198,530,255	$(180,895)
Subtotal—Depreciation						(185,181)
Total Forward Foreign Currency Contracts						$(123,971)

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $7,308,642,208)*	$10,134,630,303
Investments in affiliates, at value (Cost $1,001,461,519)	1,096,985,919
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	61,210
Cash	42,686
Receivable for:
Investments sold	12,868,016
Fund shares sold	18,025,103
Dividends	4,480,437
Investment for trustee deferred compensation and retirement plans	274,607
Other assets	127,192
Total assets	11,267,495,473
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	185,181
Payable for:
Investments purchased	4,057,217
Fund shares reacquired	12,785,949
Collateral upon return of securities loaned	488,525,600
Accrued fees to affiliates	2,163,946
Accrued trustees’ and officers’ fees and benefits	6,913
Accrued other operating expenses	192,351
Trustee deferred compensation and retirement plans	285,180
Total liabilities	508,202,337
Net assets applicable to shares outstanding	$10,759,293,136
Net assets consist of:
Shares of beneficial interest	$7,125,568,920
Distributable earnings	3,633,724,216
$10,759,293,136
Net Assets:
Class A	$1,408,765,748
Class C	$47,659,298
Class R	$37,447,181
Class Y	$6,439,011,783
Class R6	$2,826,409,126
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	45,409,371
Class C	4,084,055
Class R	1,220,631
Class Y	186,854,863
Class R6	80,976,056
Class A:
Net asset value per share	$31.02
Maximum offering price per share (Net asset value of $31.02 ÷ 94.50%)	$32.83
Class C:
Net asset value and offering price per share	$11.67
Class R:
Net asset value and offering price per share	$30.68
Class Y:
Net asset value and offering price per share	$34.46
Class R6:
Net asset value and offering price per share	$34.90

*	At April 30, 2026, securities with an aggregate value of $491,036,279 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Statement of Operations
For the year ended April 30, 2026
Investment income:
Dividends (net of foreign withholding taxes of $1,741,765)	$93,911,759
Dividends from affiliates (includes net securities lending income of $885,982)	11,032,521
Total investment income	104,944,280
Expenses:
Advisory fees	49,833,042
Administrative services fees	1,059,066
Custodian fees	41,332
Distribution fees:
Class A	2,915,317
Class C	423,768
Class R	151,637
Transfer agent fees — A, C, R and Y	9,166,413
Transfer agent fees — R6	531,080
Trustees’ and officers’ fees and benefits	79,367
Registration and filing fees	224,881
Reports to shareholders	599,105
Professional services fees	105,858
Other	72,128
Total expenses	65,202,994
Less: Fees waived and/or expenses reimbursed	(283,370)
Net expenses	64,919,624
Net investment income	40,024,656
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	1,176,035,109
Affiliated investment securities	(119,330,805)
Foreign currencies	(35,660)
Forward foreign currency contracts	(9,045,492)
1,047,623,152
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,561,593,980
Affiliated investment securities	222,716,913
Foreign currencies	14,072
Forward foreign currency contracts	(123,971)
2,784,200,994
Net realized and unrealized gain	3,831,824,146
Net increase in net assets resulting from operations	$3,871,848,802
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income	$40,024,656	$29,409,904
Net realized gain	1,047,623,152	716,516,665
Change in net unrealized appreciation (depreciation)	2,784,200,994	(744,839,377)
Net increase in net assets resulting from operations	3,871,848,802	1,087,192
Distributions to shareholders from distributable earnings:
Class A	(100,002,096)	(86,002,586)
Class C	(8,160,597)	(7,311,672)
Class R	(2,555,101)	(2,074,768)
Class Y	(386,587,353)	(264,218,689)
Class R6	(160,452,903)	(88,824,084)
Total distributions from distributable earnings	(657,758,050)	(448,431,799)
Share transactions–net:
Class A	(24,404,426)	(42,216,875)
Class C	(2,516,352)	(1,173,549)
Class R	1,162,495	1,222,431
Class Y	897,769,247	1,310,702,283
Class R6	776,148,390	505,831,906
Net increase in net assets resulting from share transactions	1,648,159,354	1,774,366,196
Net increase in net assets	4,862,250,106	1,327,021,589
Net assets:
Beginning of year	5,897,043,030	4,570,021,441
End of year	$10,759,293,136	$5,897,043,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$20.93	$0.07	$12.35	$12.42	$(0.07)	$(2.26)	$(2.33)	$31.02	61.95%	$1,408,766	1.05%	1.05%	0.27%	79%
Year ended 04/30/25	22.06	0.07	0.66	0.73	(0.09)	(1.77)	(1.86)	20.93	2.07	969,304	1.07	1.07	0.29	52
Year ended 04/30/24	17.33	0.09	5.64	5.73	(0.11)	(0.89)	(1.00)	22.06	33.73	1,065,495	1.11	1.11	0.44	40
Year ended 04/30/23	18.37	0.10	0.62	0.72	(0.06)	(1.70)	(1.76)	17.33	4.09	798,428	1.09	1.09	0.58	51
Year ended 04/30/22	20.84	0.01	0.62	0.63	(0.00)	(3.10)	(3.10)	18.37	3.75	721,429	1.09	1.09	0.11	79
Class C
Year ended 04/30/26	8.99	(0.05)	4.99	4.94	—	(2.26)	(2.26)	11.67	60.78	47,659	1.80	1.80	(0.48)	79
Year ended 04/30/25	10.39	(0.05)	0.45	0.40	(0.03)	(1.77)	(1.80)	8.99	1.27	38,176	1.82	1.82	(0.46)	52
Year ended 04/30/24	8.61	(0.03)	2.75	2.72	(0.05)	(0.89)	(0.94)	10.39	32.74	45,502	1.86	1.86	(0.31)	40
Year ended 04/30/23	10.00	(0.02)	0.33	0.31	(0.00)	(1.70)	(1.70)	8.61	3.36	32,363	1.84	1.84	(0.17)	51
Year ended 04/30/22	12.85	(0.07)	0.32	0.25	(0.00)	(3.10)	(3.10)	10.00	2.99	23,397	1.84	1.84	(0.64)	79
Class R
Year ended 04/30/26	20.72	0.00	12.23	12.23	(0.01)	(2.26)	(2.27)	30.68	61.58	37,447	1.30	1.30	0.02	79
Year ended 04/30/25	21.88	0.01	0.64	0.65	(0.04)	(1.77)	(1.81)	20.72	1.77	24,265	1.32	1.32	0.04	52
Year ended 04/30/24	17.22	0.04	5.60	5.64	(0.09)	(0.89)	(0.98)	21.88	33.37	24,633	1.36	1.36	0.19	40
Year ended 04/30/23	18.28	0.06	0.61	0.67	(0.03)	(1.70)	(1.73)	17.22	3.83	15,241	1.34	1.34	0.33	51
Year ended 04/30/22	20.79	(0.03)	0.62	0.59	(0.00)	(3.10)	(3.10)	18.28	3.52	11,315	1.34	1.34	(0.14)	79
Class Y
Year ended 04/30/26	23.04	0.15	13.66	13.81	(0.13)	(2.26)	(2.39)	34.46	62.41	6,439,012	0.80	0.80	0.52	79
Year ended 04/30/25	24.12	0.14	0.69	0.83	(0.14)	(1.77)	(1.91)	23.04	2.30	3,596,338	0.82	0.82	0.54	52
Year ended 04/30/24	18.86	0.15	6.16	6.31	(0.16)	(0.89)	(1.05)	24.12	34.06	2,576,033	0.86	0.86	0.69	40
Year ended 04/30/23	19.84	0.16	0.66	0.82	(0.10)	(1.70)	(1.80)	18.86	4.31	1,416,555	0.84	0.84	0.83	51
Year ended 04/30/22	22.23	0.08	0.67	0.75	(0.04)	(3.10)	(3.14)	19.84	4.06	1,085,935	0.84	0.84	0.36	79
Class R6
Year ended 04/30/26	23.31	0.19	13.83	14.02	(0.17)	(2.26)	(2.43)	34.90	62.59	2,826,409	0.68	0.68	0.64	79
Year ended 04/30/25	24.37	0.18	0.70	0.88	(0.17)	(1.77)	(1.94)	23.31	2.47	1,268,960	0.69	0.69	0.67	52
Year ended 04/30/24	19.05	0.18	6.21	6.39	(0.18)	(0.89)	(1.07)	24.37	34.20	858,358	0.71	0.71	0.84	40
Year ended 04/30/23	20.01	0.19	0.68	0.87	(0.13)	(1.70)	(1.83)	19.05	4.50	426,599	0.70	0.70	0.97	51
Year ended 04/30/22	22.39	0.11	0.67	0.78	(0.06)	(3.10)	(3.16)	20.01	4.17	221,751	0.70	0.70	0.50	79

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Small Cap Value Fund

Notes to Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Small Cap Value Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund has limited public sales of its shares to certain investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower

Invesco Small Cap Value Fund

to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $43,220 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.645%
Over $1 billion	0.620%
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.62%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.

Invesco Small Cap Value Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $283,370.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $67,791 in front-end sales commissions from the sale of Class A shares and $1,403 and $1,731 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $103,614 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$10,395,284,494	$192,505,439	$—	$10,587,789,933
Exchange-Traded Funds	46,823,941	—	—	46,823,941
Money Market Funds	108,476,748	488,525,600	—	597,002,348
Total Investments in Securities	10,550,585,183	681,031,039	—	11,231,616,222
Other Investments - Assets*
Forward Foreign Currency Contracts	—	61,210	—	61,210
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(185,181)	—	(185,181)
Total Other Investments	—	(123,971)	—	(123,971)
Total Investments	$10,550,585,183	$680,907,068	$—	$11,231,492,251

*	Unrealized appreciation (depreciation).

Invesco Small Cap Value Fund

NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$61,210
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$61,210
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(185,181)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(185,181)
Offsetting Assets and Liabilities
The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2026.
	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$6,186	$−	$6,186	$—	$—	$6,186
Barclays Bank PLC	−	(4,286)	(4,286)	—	—	(4,286)
Citibank, N.A.	12,017	−	12,017	—	—	12,017
Goldman Sachs International	38,548	−	38,548	—	—	38,548
Merrill Lynch International	4,459	−	4,459	—	—	4,459
Royal Bank of Canada	−	(180,895)	(180,895)	—	—	(180,895)
Total	$61,210	$(185,181)	$(123,971)	$—	$—	$(123,971)
Effect of Derivative Investments for the year ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(9,045,492)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(123,971)
Total	$(9,169,463)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$346,661,389

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

Invesco Small Cap Value Fund

invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$83,541,033	$53,967,698
Long-term capital gain	574,217,017	394,464,101
Total distributions	$657,758,050	$448,431,799

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$298,751,321
Undistributed long-term capital gain	560,389,818
Net unrealized appreciation — investments	2,780,716,188
Net unrealized appreciation — foreign currencies	29,327
Temporary book/tax differences	(149,896)
Capital loss carryforward	(6,012,542)
Shares of beneficial interest	7,125,568,920
Total net assets	$10,759,293,136
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of April 30, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$4,893,059	$1,119,483	$6,012,542
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $7,301,365,905 and $6,142,545,639, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,108,094,418
Aggregate unrealized (depreciation) of investments	(327,378,230)
Net unrealized appreciation of investments	$2,780,716,188
Cost of investments for tax purposes is $8,450,776,063.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2026, undistributed net investment income was decreased by $35,660, undistributed net realized gain was decreased by $52,688,340 and shares of beneficial interest was increased by $52,724,000. This reclassification had no effect on the net assets of the Fund.

Invesco Small Cap Value Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	3,803,603	$100,808,469	5,337,156	$126,302,210
Class C	325,924	3,473,114	529,400	5,745,665
Class R	177,221	4,529,820	244,408	5,717,007
Class Y	74,594,849	2,180,058,649	82,354,434	2,128,704,624
Class R6	38,421,790	1,138,110,148	27,680,345	722,403,741
Issued as reinvestment of dividends:
Class A	3,708,602	93,308,429	3,297,619	80,824,648
Class C	797,101	7,564,488	640,558	6,764,287
Class R	102,219	2,545,259	84,311	2,048,759
Class Y	11,353,269	316,983,269	8,217,061	221,531,958
Class R6	5,075,949	143,497,072	3,054,204	83,257,605
Automatic conversion of Class C shares to Class A shares:
Class A	104,778	2,818,304	137,575	3,216,467
Class C	(261,696)	(2,818,304)	(306,951)	(3,216,467)
Reacquired:
Class A	(8,527,402)	(221,339,628)	(10,754,490)	(252,560,200)
Class C	(1,024,377)	(10,735,650)	(996,547)	(10,467,034)
Class R	(229,975)	(5,912,584)	(283,180)	(6,543,335)
Class Y	(55,179,002)	(1,599,272,671)	(41,292,902)	(1,039,534,299)
Class R6	(16,959,440)	(505,458,830)	(11,512,787)	(299,829,440)
Net increase in share activity	56,283,413	$1,648,159,354	66,430,214	$1,774,366,196

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 69% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Small Cap Value Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Small Cap Value Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Small Cap Value Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$626,941,017
Qualified Dividend Income*	60.16%
Corporate Dividends Received Deduction*	48.05%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	4.90%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$48,020,967

Invesco Small Cap Value Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Small Cap Value Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-SCV-NCSR

Annual Financial Statements and Other Information
April 30, 2026
Invesco Technology Fund
Nasdaq:
A: ITYAX ■ C: ITHCX ■ R: ITYRX ■ Y: ITYYX ■ Investor: FTCHX ■ R5: FTPIX ■ R6: FTPSX

2	Schedule of Investments
4	Financial Statements
7	Financial Highlights
8	Notes to Financial Statements
14	Report of Independent Registered Public Accounting Firm
15	Tax Information
16	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–100.01%
Aerospace & Defense–2.09%
Curtiss-Wright Corp.	38,326	$27,602,385
Rocket Lab Corp.(b)	312,323	25,769,771
		53,372,156
Application Software–1.68%
Datadog, Inc., Class A(b)	323,737	42,794,794
Broadline Retail–3.64%
Amazon.com, Inc.(b)	350,702	92,957,072
Communications Equipment–5.89%
Arista Networks, Inc.(b)	561,464	96,970,447
Lumentum Holdings, Inc.(b)	59,119	53,344,256
		150,314,703
Construction & Engineering–1.48%
Comfort Systems USA, Inc.	20,458	37,647,834
Electrical Components & Equipment–1.52%
Vertiv Holdings Co., Class A	117,742	38,677,070
Electronic Components–4.59%
Amphenol Corp., Class A	426,076	62,748,213
Coherent Corp.(b)	169,768	54,276,527
		117,024,740
Electronic Equipment & Instruments–3.17%
Advanced Energy Industries, Inc.(c)	117,883	45,256,463
Keysight Technologies, Inc.(b)	102,098	35,725,111
		80,981,574
Electronic Manufacturing Services–5.56%
Fabrinet (Thailand)(b)(c)	62,692	42,848,101
Flex Ltd.(b)	414,400	37,938,320
TTM Technologies, Inc.(b)	385,935	61,062,636
		141,849,057
Heavy Electrical Equipment–2.43%
Bloom Energy Corp., Class A(b)	219,012	62,059,240
Interactive Media & Services–6.02%
Alphabet, Inc., Class A	398,982	153,528,274
Internet Services & Infrastructure–3.47%
Akamai Technologies, Inc.(b)	196,525	20,238,144
Cloudflare, Inc., Class A(b)	164,183	33,652,590
MongoDB, Inc.(b)	138,604	34,766,041
		88,656,775
Oil & Gas Exploration & Production–0.83%
Diamondback Energy, Inc.	102,954	21,170,431
Semiconductor Materials & Equipment–8.23%
Entegris, Inc.	335,899	47,489,401
Lam Research Corp.	338,841	87,373,540
Nova Ltd. (Israel)(b)	57,175	28,612,085
Teradyne, Inc.	135,849	46,660,056
		210,135,082
Shares		Value
Semiconductors–45.37%
Advanced Micro Devices, Inc.(b)	184,895	$65,543,429
Allegro MicroSystems, Inc.(b)	583,503	28,299,896
Analog Devices, Inc.	103,031	41,445,250
Broadcom, Inc.	370,574	154,688,705
GLOBALFOUNDRIES, Inc.(b)(c)	520,160	33,602,336
Lattice Semiconductor Corp.(b)	447,073	54,668,086
MACOM Technology Solutions Holdings, Inc.(b)	226,080	63,666,389
Microchip Technology, Inc.	580,547	53,938,622
Micron Technology, Inc.	91,974	47,565,274
Monolithic Power Systems, Inc.	34,901	56,344,523
NVIDIA Corp.	1,484,120	296,185,828
STMicroelectronics N.V., New York Shares (France)	841,275	46,387,904
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	290,171	114,925,126
Texas Instruments, Inc.	237,452	66,743,008
Tower Semiconductor Ltd. (Israel)(b)	152,922	33,803,408
		1,157,807,784
Systems Software–0.31%
JFrog Ltd.(b)	172,905	8,029,708
Technology Hardware, Storage & Peripherals–3.73%
Dell Technologies, Inc., Class C	155,118	32,411,906
Western Digital Corp.	144,679	62,865,919
		95,277,825
Total Common Stocks & Other Equity Interests (Cost $1,529,515,541)		2,552,284,119
Money Market Funds–0.21%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	1,885,423	1,885,423
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	3,506,570	3,506,570
Total Money Market Funds (Cost $5,391,993)		5,391,993
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $1,534,907,534)		2,557,676,112
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.95%
Invesco Private Government Fund, 3.63%(d)(e)(f)	6,768,069	6,768,069
Invesco Private Prime Fund, 3.78%(d)(e)(f)	17,537,717	17,539,471
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,308,373)		24,307,540
TOTAL INVESTMENTS IN SECURITIES–101.17% (Cost $1,559,215,907)		2,581,983,652
OTHER ASSETS LESS LIABILITIES—(1.17)%		(29,920,509)
NET ASSETS–100.00%		$2,552,063,143
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Technology Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,931,042	$231,402,937	$(238,448,556)	$-	$-	$1,885,423	$323,247
Invesco Treasury Portfolio, Institutional Class	16,924,052	429,748,312	(443,165,794)	-	-	3,506,570	598,891
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,874,972	381,496,426	(376,603,329)	-	-	6,768,069	638,334*
Invesco Private Prime Fund	4,876,355	853,491,985	(840,819,222)	(833)	(8,814)	17,539,471	1,739,826*
Total	$32,606,421	$1,896,139,660	$(1,899,036,901)	$(833)	$(8,814)	$29,699,533	$3,300,298

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Technology Fund

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $1,529,515,541)*	$2,552,284,119
Investments in affiliated money market funds, at value (Cost $29,700,366)	29,699,533
Cash	13,502
Receivable for:
Investments sold	111,974,093
Fund shares sold	1,730,891
Dividends	356,292
Investment for trustee deferred compensation and retirement plans	196,416
Other assets	123,403
Total assets	2,696,378,249
Liabilities:
Payable for:
Investments purchased	117,586,514
Fund shares reacquired	1,160,669
Collateral upon return of securities loaned	24,308,373
Accrued fees to affiliates	947,728
Accrued trustees’ and officers’ fees and benefits	4,382
Accrued other operating expenses	104,183
Trustee deferred compensation and retirement plans	203,257
Total liabilities	144,315,106
Net assets applicable to shares outstanding	$2,552,063,143
Net assets consist of:
Shares of beneficial interest	$1,351,061,930
Distributable earnings	1,201,001,213
$2,552,063,143
Net Assets:
Class A	$1,449,635,777
Class C	$71,004,649
Class R	$1,566,754
Class Y	$86,607,739
Investor Class	$920,682,438
Class R5	$1,757,340
Class R6	$20,808,446
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	20,181,051
Class C	2,087,681
Class R	21,854
Class Y	1,129,075
Investor Class	12,804,369
Class R5	16,632
Class R6	195,702
Class A:
Net asset value per share	$71.83
Maximum offering price per share (Net asset value of $71.83 ÷ 94.50%)	$76.01
Class C:
Net asset value and offering price per share	$34.01
Class R:
Net asset value and offering price per share	$71.69
Class Y:
Net asset value and offering price per share	$76.71
Investor Class:
Net asset value and offering price per share	$71.90
Class R5:
Net asset value and offering price per share	$105.66
Class R6:
Net asset value and offering price per share	$106.33

*	At April 30, 2026, securities with an aggregate value of $24,927,049 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Technology Fund

Statement of Operations
For the year ended April 30, 2026
Investment income:
Dividends (net of foreign withholding taxes of $243,980)	$6,062,189
Dividends from affiliated money market funds (includes net securities lending income of $132,501)	1,054,639
Total investment income	7,116,828
Expenses:
Advisory fees	12,044,386
Administrative services fees	279,394
Custodian fees	9,835
Distribution fees:
Class A	2,902,471
Class C	586,343
Class R	2,152
Investor Class	1,128,832
Transfer agent fees— A, C, R, Y and Investor	2,583,722
Transfer agent fees — R5	1,377
Transfer agent fees — R6	3,575
Trustees’ and officers’ fees and benefits	38,637
Registration and filing fees	146,591
Reports to shareholders	149,938
Professional services fees	79,074
Other	26,719
Total expenses	19,983,046
Less: Fees waived and/or expenses reimbursed	(27,760)
Net expenses	19,955,286
Net investment income (loss)	(12,838,458)
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	512,121,264
Affiliated investment securities	(8,814)
Foreign currencies	3,109
512,115,559
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	575,190,784
Affiliated investment securities	(833)
Foreign currencies	2,895
575,192,846
Net realized and unrealized gain	1,087,308,405
Net increase in net assets resulting from operations	$1,074,469,947
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Technology Fund

Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income (loss)	$(12,838,458)	$(9,708,260)
Net realized gain	512,115,559	237,307,886
Change in net unrealized appreciation (depreciation)	575,192,846	(90,702,181)
Net increase in net assets resulting from operations	1,074,469,947	136,897,445
Distributions to shareholders from distributable earnings:
Class A	(251,714,253)	(125,129,178)
Class C	(21,436,051)	(10,175,093)
Class R	(106,150)	—
Class Y	(13,964,473)	(7,660,207)
Investor Class	(162,247,849)	(83,890,657)
Class R5	(216,364)	(125,244)
Class R6	(2,266,183)	(439,719)
Total distributions from distributable earnings	(451,951,323)	(227,420,098)
Share transactions–net:
Class A	204,513,181	89,704,695
Class C	17,389,831	7,782,101
Class R	1,419,403	—
Class Y	13,223,804	1,368,128
Investor Class	99,991,297	35,733,933
Class R5	193,636	330,460
Class R6	8,882,283	3,889,744
Net increase in net assets resulting from share transactions	345,613,435	138,809,061
Net increase in net assets	968,132,059	48,286,408
Net assets:
Beginning of year	1,583,931,084	1,535,644,676
End of year	$2,552,063,143	$1,583,931,084
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Technology Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$53.82	$(0.42)	$33.90	$33.48	$(15.47)	$71.83	69.59%	$1,449,636	1.00%	1.00%	(0.66)%	159%
Year ended 04/30/25	55.86	(0.36)	6.71	6.35	(8.39)	53.82	8.71	890,132	1.02	1.03	(0.60)	134
Year ended 04/30/24	40.36	(0.29)	16.20	15.91	(0.41)	55.86	39.51	851,380	1.07	1.08	(0.58)	95
Year ended 04/30/23	44.73	(0.17)	(3.63)	(3.80)	(0.57)	40.36	(8.37)	600,500	1.13	1.13	(0.43)	142
Year ended 04/30/22	72.50	(0.49)	(10.69)	(11.18)	(16.59)	44.73	(20.67)	695,429	1.02	1.02	(0.75)	95
Class C
Year ended 04/30/26	31.72	(0.49)	18.25	17.76	(15.47)	34.01	68.35	71,005	1.75	1.75	(1.41)	159
Year ended 04/30/25	35.78	(0.50)	4.83	4.33	(8.39)	31.72	7.90 (d)	45,095	1.76 (d)	1.77 (d)	(1.34)(d)	134
Year ended 04/30/24	26.16	(0.43)	10.46	10.03	(0.41)	35.78	38.47	44,012	1.82	1.83	(1.33)	95
Year ended 04/30/23	29.46	(0.31)	(2.42)	(2.73)	(0.57)	26.16	(9.08)	29,413	1.88	1.88	(1.18)	142
Year ended 04/30/22	53.59	(0.68)	(6.86)	(7.54)	(16.59)	29.46	(21.24)(d)	37,022	1.74 (d)	1.74 (d)	(1.47)(d)	95
Class R
Period ended 04/30/26(e)	72.73	(0.33)	14.76	14.43	(15.47)	71.69	25.28	1,567	1.25 (f)	1.25 (f)	(0.91)(f)	159
Class Y
Year ended 04/30/26	56.56	(0.28)	35.90	35.62	(15.47)	76.71	70.04	86,608	0.75	0.75	(0.41)	159
Year ended 04/30/25	58.24	(0.22)	6.93	6.71	(8.39)	56.56	8.98	51,264	0.77	0.78	(0.35)	134
Year ended 04/30/24	41.97	(0.18)	16.86	16.68	(0.41)	58.24	39.83	52,613	0.82	0.83	(0.33)	95
Year ended 04/30/23	46.37	(0.07)	(3.76)	(3.83)	(0.57)	41.97	(8.14)	33,882	0.88	0.88	(0.18)	142
Year ended 04/30/22	74.39	(0.34)	(11.09)	(11.43)	(16.59)	46.37	(20.46)	46,149	0.77	0.77	(0.50)	95
Investor Class
Year ended 04/30/26	53.81	(0.36)	33.92	33.56	(15.47)	71.90	69.76 (g)	920,682	0.90 (g)	0.90 (g)	(0.56)(g)	159
Year ended 04/30/25	55.80	(0.30)	6.70	6.40	(8.39)	53.81	8.81 (g)	588,776	0.91 (g)	0.92 (g)	(0.49)(g)	134
Year ended 04/30/24	40.27	(0.24)	16.18	15.94	(0.41)	55.80	39.67 (g)	582,882	0.96 (g)	0.97 (g)	(0.47)(g)	95
Year ended 04/30/23	44.58	(0.12)	(3.62)	(3.74)	(0.57)	40.27	(8.26)(g)	443,544	1.00 (g)	1.00 (g)	(0.30)(g)	142
Year ended 04/30/22	72.24	(0.42)	(10.65)	(11.07)	(16.59)	44.58	(20.59)(g)	514,752	0.91 (g)	0.91 (g)	(0.64)(g)	95
Class R5
Year ended 04/30/26	73.57	(0.34)	47.90	47.56	(15.47)	105.66	70.07	1,757	0.72	0.72	(0.38)	159
Year ended 04/30/25	73.83	(0.26)	8.39	8.13	(8.39)	73.57	9.01	1,057	0.74	0.74	(0.32)	134
Year ended 04/30/24	53.08	(0.19)	21.35	21.16	(0.41)	73.83	39.93	753	0.77	0.77	(0.28)	95
Year ended 04/30/23	58.42	(0.05)	(4.72)	(4.77)	(0.57)	53.08	(8.07)	453	0.79	0.79	(0.09)	142
Year ended 04/30/22	89.51	(0.38)	(14.12)	(14.50)	(16.59)	58.42	(20.43)	520	0.72	0.72	(0.45)	95
Class R6
Year ended 04/30/26	73.91	(0.28)	48.17	47.89	(15.47)	106.33	70.21	20,808	0.65	0.65	(0.31)	159
Year ended 04/30/25	74.09	(0.20)	8.41	8.21	(8.39)	73.91	9.09	7,608	0.67	0.67	(0.25)	134
Year ended 04/30/24	53.22	(0.14)	21.42	21.28	(0.41)	74.09	40.05	4,003	0.70	0.70	(0.21)	95
Year ended 04/30/23	58.54	(0.01)	(4.74)	(4.75)	(0.57)	53.22	(8.02)	2,334	0.72	0.72	(0.02)	142
Year ended 04/30/22	89.60	(0.32)	(14.15)	(14.47)	(16.59)	58.54	(20.37)	1,460	0.65	0.65	(0.38)	95

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.99% and 0.97% for the year ended April 30, 2025 and 2022, respectively.

(e)	Commencement Date of September 30, 2025.
(f)	Annualized.
(g)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.15%, 0.14%, 0.14%, 0.12%
and 0.14% for the years ended April 30, 2026, 2025, 2024, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Technology Fund

Notes to Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is long-term growth of capital.
The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. On September 30, 2025, the fund began offering Class R shares.Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse
8
Invesco Technology Fund

investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
9
Invesco Technology Fund

Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $7,477 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.
Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.670%
Next $500 million	0.640%
Next $1 billion	0.520%
Next $2 billion	0.450%
Next $2 billion	0.400%
Next $2 billion	0.375%
Over $8 billion	0.350%
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.58%.
10
Invesco Technology Fund

 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 2.00%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $27,760.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, up to 0.50% of the average daily net assets of Class R shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $247,980 in front-end sales commissions from the sale of Class A shares and $2,453 and $2,613 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $116,305 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,552,284,119	$—	$—	$2,552,284,119
Money Market Funds	5,391,993	24,307,540	—	29,699,533
Total Investments	$2,557,676,112	$24,307,540	$—	$2,581,983,652
11
Invesco Technology Fund

NOTE 4—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 5—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 6—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$102,081,906	$25,918,522
Long-term capital gain	349,869,417	201,501,576
Total distributions	$451,951,323	$227,420,098

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$63,223,819
Undistributed long-term capital gain	117,108,532
Net unrealized appreciation — investments	1,020,763,498
Net unrealized appreciation — foreign currencies	10,954
Temporary book/tax differences	(105,590)
Shares of beneficial interest	1,351,061,930
Total net assets	$2,552,063,143
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund does not have a capital loss carryforward as of April 30, 2026.
NOTE 7—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $3,255,698,697 and $3,349,396,500, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,034,293,616
Aggregate unrealized (depreciation) of investments	(13,530,118)
Net unrealized appreciation of investments	$1,020,763,498
Cost of investments for tax purposes is $1,561,220,154.
NOTE 8—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of net operating losses, on April 30, 2026, undistributed net investment income (loss) was increased by $16,113,203 and undistributed net realized gain was decreased by $16,113,203. This reclassification had no effect on the net assets or the distributable earnings of the Fund.
12
Invesco Technology Fund

NOTE 9—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	2,029,690	$133,752,616	1,900,589	$115,835,488
Class C	422,908	14,928,130	367,902	13,813,646
Class R	23,338	1,539,035	-	-
Class Y	365,708	25,129,278	273,651	17,429,833
Investor Class	344,319	22,802,393	309,122	18,532,515
Class R5	476	43,873	4,992	397,058
Class R6	105,813	10,338,235	62,252	4,930,579
Issued as reinvestment of dividends:
Class A	4,159,228	237,657,508	1,807,770	118,155,928
Class C	775,812	21,047,793	256,093	9,892,865
Class R	1,822	104,023	-	-
Class Y	191,293	11,661,252	95,788	6,573,965
Investor Class	2,628,549	150,300,430	1,194,575	78,029,658
Class R5	2,524	211,901	1,321	117,884
Class R6	24,958	2,108,204	4,356	390,499
Automatic conversion of Class C shares to Class A shares:
Class A	91,726	6,045,149	84,692	5,168,757
Class C	(173,290)	(6,045,149)	(138,493)	(5,168,757)
Reacquired:
Class A	(2,639,262)	(172,942,092)	(2,494,995)	(149,455,478)
Class C	(359,244)	(12,540,943)	(294,020)	(10,755,653)
Class R	(3,306)	(223,655)	-	-
Class Y	(334,241)	(23,566,726)	(366,450)	(22,635,670)
Investor Class	(1,110,113)	(73,111,526)	(1,008,823)	(60,828,240)
Class R5	(733)	(62,138)	(2,153)	(184,482)
Class R6	(37,998)	(3,564,156)	(17,713)	(1,431,334)
Net increase in share activity	6,509,977	$345,613,435	2,040,456	$138,809,061

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13
Invesco Technology Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Technology Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Technology Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
14
Invesco Technology Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$349,869,417
Qualified Dividend Income*	3.69%
Corporate Dividends Received Deduction*	2.85%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$102,081,906
15
Invesco Technology Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
16
Invesco Technology Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
I-TEC-NCSR

Annual Financial Statements and Other Information
April 30, 2026
Invesco Value Opportunities Fund
Nasdaq:
A: VVOAX ■ C: VVOCX ■ R: VVORX ■ Y: VVOIX ■ R5: VVONX ■ R6: VVOSX

2	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
16	Report of Independent Registered Public Accounting Firm
17	Tax Information
18	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments(a)
April 30, 2026

Shares		Value
Common Stocks & Other Equity Interests–95.71%
Agricultural & Farm Machinery–0.94%
AGCO Corp.	655,500	$79,328,610
Application Software–0.20%
AppLovin Corp., Class A(b)	37,764	16,855,961
Cargo Ground Transportation–1.24%
Saia, Inc.(b)(c)	232,998	104,574,162
Communications Equipment–1.01%
Lumentum Holdings, Inc.(b)	94,241	85,035,539
Construction & Engineering–0.56%
AECOM	559,563	47,059,248
Construction Machinery & Heavy Transportation Equipment– 1.16%
Oshkosh Corp.(c)	627,454	98,071,060
Construction Materials–0.90%
James Hardie Industries PLC(b)	3,618,187	75,945,745
Copper–1.09%
Freeport-McMoRan, Inc.	1,594,211	92,113,512
Distillers & Vintners–0.68%
Constellation Brands, Inc., Class A(c)	364,180	57,023,304
Diversified Banks–2.57%
Fifth Third Bancorp(c)	1,777,169	90,209,099
U.S. Bancorp	2,238,100	126,810,746
		217,019,845
Diversified Chemicals–0.35%
Huntsman Corp.(c)	2,051,741	29,483,518
Diversified Metals & Mining–1.35%
Teck Resources Ltd., Class B (Canada)	1,953,510	114,143,589
Electric Utilities–2.24%
NRG Energy, Inc.	1,213,363	188,775,016
Electrical Components & Equipment–5.31%
Generac Holdings, Inc.(b)	501,350	129,964,961
Regal Rexnord Corp.	599,439	128,897,368
Vertiv Holdings Co., Class A	577,011	189,542,343
		448,404,672
Electronic Components–4.08%
Coherent Corp.(b)	1,077,099	344,359,321
Electronic Equipment & Instruments–0.32%
Zebra Technologies Corp., Class A(b)	121,206	27,424,070
Environmental & Facilities Services–2.50%
Rentokil Initial PLC (United Kingdom)	31,347,024	211,333,973
Fertilizers & Agricultural Chemicals–0.24%
Mosaic Co. (The)	868,945	20,220,350
Food Distributors–0.79%
Performance Food Group Co.(b)	737,399	66,778,854
Shares		Value
Gold–3.16%
Coeur Mining, Inc.(b)	4,372,861	$78,580,312
Newmont Corp.(c)	989,306	109,902,004
Royal Gold, Inc.	334,496	78,064,676
		266,546,992
Health Care Equipment–6.03%
Becton, Dickinson and Co.	766,479	114,236,030
Globus Medical, Inc., Class A(b)	1,677,037	151,235,197
Medtronic PLC	2,008,927	162,662,819
Zimmer Biomet Holdings, Inc.	975,266	80,391,176
		508,525,222
Hotels, Resorts & Cruise Lines–0.82%
Airbnb, Inc., Class A(b)	356,926	50,098,133
Expedia Group, Inc.	76,797	19,074,071
		69,172,204
Independent Power Producers & Energy Traders–1.68%
Vistra Corp.	899,517	141,979,763
Industrial Machinery & Supplies & Components–0.99%
Middleby Corp. (The)(b)	598,200	83,963,352
Insurance Brokers–0.59%
Willis Towers Watson PLC	194,166	49,745,329
Integrated Oil & Gas–2.02%
Cenovus Energy, Inc. (Canada)(c)	5,830,966	170,497,446
Life & Health Insurance–1.88%
Globe Life, Inc.	1,026,146	158,334,328
Life Sciences Tools & Services–4.01%
Avantor, Inc.(b)(c)	2,464,136	19,959,502
Charles River Laboratories International, Inc.(b)	472,534	78,899,002
ICON PLC(b)	767,330	90,798,159
Waters Corp.(b)	479,701	148,337,940
		337,994,603
Managed Health Care–3.01%
Centene Corp.(b)	1,810,257	97,192,698
Elevance Health, Inc.	417,071	156,993,866
		254,186,564
Metal, Glass & Plastic Containers–1.01%
Crown Holdings, Inc.	864,924	85,030,679
Oil & Gas Exploration & Production–12.71%
Antero Resources Corp.(b)	2,957,956	116,129,352
APA Corp.	2,754,175	112,177,548
ARC Resources Ltd. (Canada)	5,008,479	118,800,893
Devon Energy Corp.	2,614,353	134,299,314
Diamondback Energy, Inc.	597,974	122,961,394
EQT Corp.	1,578,596	94,842,048
Expand Energy Corp.	1,273,494	130,087,412
Ovintiv, Inc.	2,356,534	145,044,668
Range Resources Corp.	1,377,301	59,912,593
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Value Opportunities Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Viper Energy, Inc., Class A	780,718	$38,551,855
		1,072,807,077
Oil & Gas Refining & Marketing–1.76%
Phillips 66	830,017	148,697,546
Regional Banks–6.99%
Citizens Financial Group, Inc.	1,324,871	86,182,858
Huntington Bancshares, Inc.	7,457,289	124,984,164
M&T Bank Corp.	292,825	64,020,330
Pinnacle Financial Partners, Inc.	1,067,040	105,572,938
Webster Financial Corp.	1,160,657	83,985,140
Western Alliance Bancorporation	1,535,824	125,231,089
		589,976,519
Research & Consulting Services–2.70%
Amentum Holdings, Inc.(b)(c)	2,945,078	77,249,396
Jacobs Solutions, Inc.	525,531	68,008,967
KBR, Inc.	2,210,007	82,853,162
		228,111,525
Semiconductor Materials & Equipment–5.51%
Entegris, Inc.(c)	1,518,058	214,623,040
MKS, Inc.	882,467	250,400,011
		465,023,051
Semiconductors–11.01%
Marvell Technology, Inc.	1,612,213	266,256,977
Microchip Technology, Inc.	1,265,558	117,582,994
NXP Semiconductors N.V. (Netherlands)	189,800	55,723,382
Rambus, Inc.(b)(c)	2,144,613	246,866,403
STMicroelectronics N.V., New York Shares (France)	4,401,253	242,685,090
		929,114,846
Silver–0.37%
Pan American Silver Corp. (Canada)	596,580	31,195,168
Shares		Value
Trading Companies & Distributors–1.12%
WESCO International, Inc.	270,490	$94,433,469
Transaction & Payment Processing Services–0.81%
Fidelity National Information Services, Inc.	666,460	31,010,384
Fiserv, Inc.(b)	592,533	37,122,192
		68,132,576
Total Common Stocks & Other Equity Interests (Cost $6,000,542,241)		8,077,418,608
Money Market Funds–4.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	118,237,863	118,237,863
Invesco Treasury Portfolio, Institutional Class, 3.55%(d)(e)	219,447,471	219,447,471
Total Money Market Funds (Cost $337,685,333)		337,685,334
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.71% (Cost $6,338,227,574)		8,415,103,942
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.98%
Invesco Private Government Fund, 3.63%(d)(e)(f)	22,892,597	22,892,597
Invesco Private Prime Fund, 3.78%(d)(e)(f)	59,507,389	59,513,340
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $82,406,920)		82,405,937
TOTAL INVESTMENTS IN SECURITIES–100.69% (Cost $6,420,634,494)		8,497,509,879
OTHER ASSETS LESS LIABILITIES—(0.69)%		(58,139,275)
NET ASSETS–100.00%		$8,439,370,604
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at April 30, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended April 30, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$67,359,235	$1,179,909,137	$(1,129,030,509)	$-	$-	$118,237,863	$3,532,346
Invesco Treasury Portfolio, Institutional Class	124,958,591	2,191,259,825	(2,096,770,945)	-	-	219,447,471	6,495,571
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,173,171	1,066,834,398	(1,073,114,972)	-	-	22,892,597	1,814,216*
Invesco Private Prime Fund	75,946,251	2,243,737,613	(2,260,159,438)	3,479	(14,565)	59,513,340	5,051,841*
Total	$297,437,248	$6,681,740,973	$(6,559,075,864)	$3,479	$(14,565)	$420,091,271	$16,893,974

*
Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2026.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Value Opportunities Fund

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/29/2026	Royal Bank of Canada	USD	2,577,086	GBP	1,912,168	$24,831
Currency Risk
05/29/2026	Deutsche Bank AG	GBP	154,697,563	USD	209,421,362	(1,078,031)
Total Forward Foreign Currency Contracts						$(1,053,200)

Abbreviations:
GBP	– British Pound Sterling
USD	– U.S. Dollar
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Value Opportunities Fund

Statement of Assets and Liabilities
April 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $6,000,542,241)*	$8,077,418,608
Investments in affiliated money market funds, at value (Cost $420,092,253)	420,091,271
Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	24,831
Foreign currencies, at value and cost	16
Receivable for:
Fund shares sold	24,762,399
Dividends	6,445,383
Investment for trustee deferred compensation and retirement plans	759,087
Other assets	273,031
Total assets	8,529,774,626
Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	1,078,031
Payable for:
Fund shares reacquired	3,993,587
Collateral upon return of securities loaned	82,406,920
Accrued fees to affiliates	2,005,533
Accrued trustees’ and officers’ fees and benefits	6,027
Accrued other operating expenses	85,335
Trustee deferred compensation and retirement plans	828,589
Total liabilities	90,404,022
Net assets applicable to shares outstanding	$8,439,370,604
Net assets consist of:
Shares of beneficial interest	$5,882,276,486
Distributable earnings	2,557,094,118
$8,439,370,604
Net Assets:
Class A	$3,739,385,342
Class C	$93,610,752
Class R	$135,610,034
Class Y	$2,826,835,148
Class R5	$26,951,678
Class R6	$1,616,977,650
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	137,219,424
Class C	3,939,506
Class R	5,099,827
Class Y	102,806,485
Class R5	967,821
Class R6	57,907,078
Class A:
Net asset value per share	$27.25
Maximum offering price per share (Net asset value of $27.25 ÷ 94.50%)	$28.84
Class C:
Net asset value and offering price per share	$23.76
Class R:
Net asset value and offering price per share	$26.59
Class Y:
Net asset value and offering price per share	$27.50
Class R5:
Net asset value and offering price per share	$27.85
Class R6:
Net asset value and offering price per share	$27.92

*	At April 30, 2026, securities with an aggregate value of $82,804,455 were on loan to brokers.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Value Opportunities Fund

Statement of Operations
For the year ended April 30, 2026
Investment income:
Dividends (net of foreign withholding taxes of $1,155,154)	$75,636,698
Dividends from affiliated money market funds (includes net securities lending income of $375,159)	10,403,076
Total investment income	86,039,774
Expenses:
Advisory fees	35,556,021
Administrative services fees	813,304
Custodian fees	28,139
Distribution fees:
Class A	7,785,814
Class C	733,679
Class R	555,435
Transfer agent fees— A, C, R and Y	6,096,546
Transfer agent fees — R5	22,011
Transfer agent fees — R6	325,604
Trustees’ and officers’ fees and benefits	37,166
Registration and filing fees	237,410
Reports to shareholders	375,482
Professional services fees	92,273
Other	57,180
Total expenses	52,716,064
Less: Fees waived and/or expenses reimbursed	(296,884)
Net expenses	52,419,180
Net investment income	33,620,594
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	884,016,456
Affiliated investment securities	(14,565)
Foreign currencies	60,201
Forward foreign currency contracts	(7,082,652)
876,979,440
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	1,638,307,528
Affiliated investment securities	3,479
Foreign currencies	41,275
Forward foreign currency contracts	(1,053,200)
1,637,299,082
Net realized and unrealized gain	2,514,278,522
Net increase in net assets resulting from operations	$2,547,899,116
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Value Opportunities Fund

Statement of Changes in Net Assets
For the years ended April 30, 2026 and 2025
	2026	2025
Operations:
Net investment income	$33,620,594	$18,532,873
Net realized gain	876,979,440	525,028,803
Change in net unrealized appreciation (depreciation)	1,637,299,082	(276,461,393)
Net increase in net assets resulting from operations	2,547,899,116	267,100,283
Distributions to shareholders from distributable earnings:
Class A	(304,686,519)	(205,802,538)
Class C	(7,712,305)	(5,196,763)
Class R	(10,690,862)	(6,756,717)
Class Y	(152,359,561)	(58,273,111)
Class R5	(1,998,793)	(1,570,749)
Class R6	(122,172,809)	(49,521,488)
Total distributions from distributable earnings	(599,620,849)	(327,121,366)
Share transactions–net:
Class A	185,281,461	84,861,277
Class C	10,745,420	1,092,529
Class R	9,966,904	9,190,451
Class Y	1,325,422,804	628,866,590
Class R5	1,139,773	2,033,758
Class R6	463,024,788	267,437,479
Net increase in net assets resulting from share transactions	1,995,581,150	993,482,084
Net increase in net assets	3,943,859,417	933,461,001
Net assets:
Beginning of year	4,495,511,187	3,562,050,186
End of year	$8,439,370,604	$4,495,511,187
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Value Opportunities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Ratio of net investment income (loss) to average net assets	Portfolio turnover (c)
Class A
Year ended 04/30/26	$19.65	$0.10	$9.94	$10.04	$(0.05)	$(2.39)	$(2.44)	$27.25	52.67%	$3,739,385	1.00%	1.00%	0.43%	86%
Year ended 04/30/25	19.45	0.08	1.79	1.87	(0.09)	(1.58)	(1.67)	19.65	8.58	2,555,019	1.01	1.01	0.36	53
Year ended 04/30/24	15.23	0.10	4.53	4.63	(0.04)	(0.37)	(0.41)	19.45	30.70	2,462,837	1.07	1.07	0.57	47
Year ended 04/30/23	16.52	0.18	0.07	0.25	(0.12)	(1.42)	(1.54)	15.23	1.09	2,074,880	1.08	1.08	1.12	70
Year ended 04/30/22	17.34	0.08	0.60	0.68	(0.10)	(1.40)	(1.50)	16.52	4.01	739,860	1.11	1.11	0.44	65
Class C
Year ended 04/30/26	17.45	(0.07)	8.77	8.70	—	(2.39)	(2.39)	23.76	51.55	93,611	1.75	1.75	(0.32)	86
Year ended 04/30/25	17.48	(0.07)	1.62	1.55	—	(1.58)	(1.58)	17.45	7.75	60,367	1.76	1.76	(0.39)	53
Year ended 04/30/24	13.82	(0.02)	4.09	4.07	(0.04)	(0.37)	(0.41)	17.48	29.77 (d)	59,750	1.79 (d)	1.79 (d)	(0.15)(d)	47
Year ended 04/30/23	15.14	0.06	0.06	0.12	(0.02)	(1.42)	(1.44)	13.82	0.37 (d)	60,082	1.80 (d)	1.80 (d)	0.40 (d)	70
Year ended 04/30/22	16.04	(0.05)	0.55	0.50	—	(1.40)	(1.40)	15.14	3.16	16,682	1.86	1.86	(0.31)	65
Class R
Year ended 04/30/26	19.23	0.04	9.71	9.75	—	(2.39)	(2.39)	26.59	52.27	135,610	1.25	1.25	0.18	86
Year ended 04/30/25	19.07	0.02	1.77	1.79	(0.05)	(1.58)	(1.63)	19.23	8.33	89,852	1.26	1.26	0.11	53
Year ended 04/30/24	14.97	0.05	4.46	4.51	(0.04)	(0.37)	(0.41)	19.07	30.43	80,905	1.32	1.32	0.32	47
Year ended 04/30/23	16.27	0.14	0.06	0.20	(0.08)	(1.42)	(1.50)	14.97	0.82	70,744	1.33	1.33	0.87	70
Year ended 04/30/22	17.09	0.03	0.60	0.63	(0.05)	(1.40)	(1.45)	16.27	3.73	12,018	1.36	1.36	0.19	65
Class Y
Year ended 04/30/26	19.81	0.17	10.02	10.19	(0.11)	(2.39)	(2.50)	27.50	53.04	2,826,835	0.75	0.75	0.68	86
Year ended 04/30/25	19.59	0.13	1.80	1.93	(0.13)	(1.58)	(1.71)	19.81	8.83	990,366	0.76	0.76	0.61	53
Year ended 04/30/24	15.29	0.14	4.57	4.71	(0.04)	(0.37)	(0.41)	19.59	31.11	418,662	0.82	0.82	0.82	47
Year ended 04/30/23	16.58	0.22	0.07	0.29	(0.16)	(1.42)	(1.58)	15.29	1.33	276,929	0.83	0.83	1.37	70
Year ended 04/30/22	17.42	0.12	0.61	0.73	(0.17)	(1.40)	(1.57)	16.58	4.25	123,154	0.86	0.86	0.69	65
Class R5
Year ended 04/30/26	20.04	0.17	10.15	10.32	(0.12)	(2.39)	(2.51)	27.85	53.08	26,952	0.72	0.72	0.71	86
Year ended 04/30/25	19.80	0.14	1.82	1.96	(0.14)	(1.58)	(1.72)	20.04	8.88	18,597	0.73	0.73	0.64	53
Year ended 04/30/24	15.45	0.15	4.61	4.76	(0.04)	(0.37)	(0.41)	19.80	31.11	16,560	0.76	0.76	0.88	47
Year ended 04/30/23	16.74	0.22	0.08	0.30	(0.17)	(1.42)	(1.59)	15.45	1.37	9,322	0.78	0.78	1.42	70
Year ended 04/30/22	17.58	0.13	0.62	0.75	(0.19)	(1.40)	(1.59)	16.74	4.35	311	0.81	0.81	0.74	65
Class R6
Year ended 04/30/26	20.09	0.19	10.17	10.36	(0.14)	(2.39)	(2.53)	27.92	53.18	1,616,978	0.65	0.65	0.78	86
Year ended 04/30/25	19.84	0.15	1.84	1.99	(0.16)	(1.58)	(1.74)	20.09	8.96	781,310	0.66	0.66	0.71	53
Year ended 04/30/24	15.47	0.16	4.62	4.78	(0.04)	(0.37)	(0.41)	19.84	31.20	523,336	0.69	0.69	0.95	47
Year ended 04/30/23	16.75	0.24	0.08	0.32	(0.18)	(1.42)	(1.60)	15.47	1.50	323,438	0.71	0.71	1.49	70
Year ended 04/30/22	17.60	0.14	0.62	0.76	(0.21)	(1.40)	(1.61)	16.75	4.38	238,636	0.74	0.74	0.81	65

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)
Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended April 30, 2023, the portfolio turnover calculation excludes the value of securities purchased of $1,658,856,812 in connection with the acquisition of Invesco American Value Fund into the Fund.

(d)
The total return, ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.97% for the years ended
April 30, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Value Opportunities Fund

Notes to Financial Statements
April 30, 2026
NOTE 1—Significant Accounting Policies
Invesco Value Opportunities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is total return through growth of capital and current income.
The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.
Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Private securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.
Non-traded rights and warrants shall be valued at intrinsic value if the terms of the rights and warrants are available, specifically the subscription or exercise price and the ratio. Intrinsic value is calculated as the daily market closing price of the security to be received less the subscription price, which is then adjusted by the exercise ratio. In the case of warrants, an option pricing model supplied by an independent pricing service may be used based on market data such as volatility, stock price and interest rate from the independent pricing service and strike price and exercise period from verified terms.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The mean between the last bid and ask prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.
Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
9
Invesco Value Opportunities Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6.  Sub-accounting fees attributable to Class R5 are charged to the operations of the class.  Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
H.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
J.
Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, "affiliated money market funds") and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower
10
Invesco Value Opportunities Fund

or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the year ended April 30, 2026, the Fund paid the Adviser $22,062 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.
K.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar. Currency rates in foreign countries may fluctuate for a number of reasons, including changes in interest rates, political, economic, or social instability and development, and imposition of currency controls. Currency controls in certain foreign jurisdictions may cause the Fund to experience significant delays in its ability to repatriate its assets in U.S. dollars at quoted spot rates, and it is possible that the Fund’s ability to convert certain foreign currencies into U.S. dollars may be limited and may occur at discounts to quoted rates. As a result, the value of the Fund’s assets and liabilities denominated in such currencies that would ultimately be realized could differ from those reported on the Statement of Assets and Liabilities. Certain foreign companies may be subject to sanctions, embargoes, or other governmental actions that may limit the ability to invest in, receive, hold, or sell the securities of such companies, all of which affect the market and/or credit risk of the investments. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
L.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $1.5 billion	0.610%
Next $3.5 billion	0.560%
Next $4 billion	0.545%
Over $10 billion	0.520%
For the year ended April 30, 2026, the effective advisory fee rate incurred by the Fund was 0.59%.
 Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund
11
Invesco Value Opportunities Fund

operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
For the year ended April 30, 2026, the Adviser waived advisory fees of $296,884.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended April 30, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc.(“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The Fund pursuant to the Class R Plan, pays IDI compensation at the annual rate of 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended April 30, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended April 30, 2026, IDI advised the Fund that IDI retained $308,336 in front-end sales commissions from the sale of Class A shares and $17,602 and $5,796 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
For the year ended April 30, 2026, the Fund incurred $60,535 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of April 30, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,866,084,635	$211,333,973	$—	$8,077,418,608
Money Market Funds	337,685,334	82,405,937	—	420,091,271
Total Investments in Securities	8,203,769,969	293,739,910	—	8,497,509,879
Other Investments - Assets*
Forward Foreign Currency Contracts	—	24,831	—	24,831
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(1,078,031)	—	(1,078,031)
Total Other Investments	—	(1,053,200)	—	(1,053,200)
Total Investments	$8,203,769,969	$292,686,710	$—	$8,496,456,679

*	Unrealized appreciation (depreciation).
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Invesco Value Opportunities Fund

NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$24,831
Derivatives not subject to master netting agreements	—
Total Derivative Assets subject to master netting agreements	$24,831
Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(1,078,031)
Derivatives not subject to master netting agreements	—
Total Derivative Liabilities subject to master netting agreements	$(1,078,031)

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Deutsche Bank AG	$−	$(1,078,031)	$(1,078,031)	$—	$—	$(1,078,031)
Royal Bank of Canada	24,831	−	24,831	—	—	24,831
Total	$24,831	$(1,078,031)	$(1,053,200)	$—	$—	$(1,053,200)
Effect of Derivative Investments for the year ended April 30, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(7,082,652)
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,053,200)
Total	$(8,135,852)
The table below summarizes the average notional value of derivatives held during the period.
Forward Foreign Currency Contracts
Average notional value	$291,908,799

NOTE 5—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 6—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
13
Invesco Value Opportunities Fund

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended April 30, 2026 and 2025:
	2026	2025
Ordinary income*	$63,765,114	$29,423,464
Long-term capital gain	535,855,735	297,697,902
Total distributions	$599,620,849	$327,121,366

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed ordinary income	$317,093,369
Undistributed long-term capital gain	317,243,458
Net unrealized appreciation — investments	1,976,768,389
Net unrealized appreciation — foreign currencies	82,136
Temporary book/tax differences	(507,967)
Capital loss carryforward	(53,585,267)
Shares of beneficial interest	5,882,276,486
Total net assets	$8,439,370,604
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of April 30, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$53,585,267	$—	$53,585,267
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 8—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended April 30, 2026 was $6,346,974,298 and $4,953,810,434, respectively. As of April 30, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,134,152,896
Aggregate unrealized (depreciation) of investments	(157,384,507)
Net unrealized appreciation of investments	$1,976,768,389
Cost of investments for tax purposes is $6,519,688,290.
NOTE 9—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of equalization, on April 30, 2026, undistributed net investment income was increased by $60,201, undistributed net realized gain was decreased by $39,952,202 and shares of beneficial interest was increased by $39,892,001. This reclassification had no effect on the net assets of the Fund.
14
Invesco Value Opportunities Fund

NOTE 10—Share Information
	Summary of Share Activity
	Year ended April 30, 2026(a)		Year ended April 30, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	17,882,216	$443,456,713	12,076,900	$257,486,202
Class C	1,233,622	26,619,500	785,339	14,872,498
Class R	1,164,885	27,440,856	1,139,023	23,479,856
Class Y	66,250,713	1,649,325,258	38,245,304	829,179,377
Class R5	316,438	7,983,426	405,470	8,681,743
Class R6	32,919,268	822,968,012	16,780,122	359,586,744
Issued as reinvestment of dividends:
Class A	11,809,657	285,793,661	8,717,267	194,830,950
Class C	352,495	7,462,313	254,873	5,074,520
Class R	451,266	10,667,934	308,337	6,749,496
Class Y	5,342,484	130,356,618	2,349,190	52,856,784
Class R5	80,150	1,980,501	68,924	1,568,712
Class R6	4,832,806	119,708,600	2,132,385	48,661,033
Automatic conversion of Class C shares to Class A shares:
Class A	323,742	7,837,810	374,239	7,980,416
Class C	(367,968)	(7,837,810)	(419,146)	(7,980,416)
Reacquired:
Class A	(22,817,335)	(551,806,723)	(17,754,595)	(375,436,291)
Class C	(737,583)	(15,498,583)	(579,746)	(10,874,073)
Class R	(1,189,293)	(28,141,886)	(1,016,665)	(21,038,901)
Class Y	(18,789,575)	(454,259,072)	(11,967,968)	(253,169,571)
Class R5	(356,917)	(8,824,154)	(382,661)	(8,216,697)
Class R6	(18,736,365)	(479,651,824)	(6,396,364)	(140,810,298)
Net increase in share activity	79,964,706	$1,995,581,150	45,120,228	$993,482,084

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 48% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15
Invesco Value Opportunities Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Sector Funds (Invesco Sector Funds) and Shareholders of Invesco Value Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Value Opportunities Fund (one of the funds constituting AIM Sector Funds (Invesco Sector Funds), referred to hereafter as the "Fund") as of April 30, 2026, the related statement of operations for the year ended April 30, 2026, the statement of changes in net assets for each of the two years in the period ended April 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2026 and the financial highlights for each of the five years in the period ended April 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
June 18, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
16
Invesco Value Opportunities Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended April 30, 2026:
Federal and State Income Tax
Long-Term Capital Gain Distributions	$575,747,735
Qualified Dividend Income*	70.41%
Corporate Dividends Received Deduction*	56.63%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	5.38%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
Non-Resident Alien Shareholders
Short-Term Capital Gain Distributions	$44,250,539
17
Invesco Value Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
18
Invesco Value Opportunities Fund

SEC file number(s): 811-03826 and 002-85905
Invesco Distributors, Inc.
VK-VOPP-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Sector Funds (Invesco Sector Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: July 6, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: July 6, 2026